As filed with the Securities and Exchange Commission on October 28, 2002


                                               Securities Act File No. 333-11283
                                   Investment Company Act File Act No. 811-07797

  ============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       |_|


                         POST-EFFECTIVE AMENDMENT NO. 41                     |X|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|
                                AMENDMENT NO. 41


                        (Check appropriate box or boxes)




                      SUNAMERICA STYLE SELECT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)


                              The SunAmerica Center
                                733 Third Avenue
                               New York, NY 10017
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                    (Name and Address for Agent for Service)


                                    Copy to:
                             Margery K. Neale, Esq.

                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022




It is proposed that this filing will become effective (check appropriate box)


     | | immediately upon filing pursuant to paragraph (b)
     |_| on (date) pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1).
     |_| on [Date] pursuant to paragraph (a)(1)
     | | 75 days after filing pursuant to paragraph (a)(2)
     |X| on November 8, 2002 pursuant to paragraph (a)(3) of Rule 485.


          If appropriate, check the following box:

                | | This post-effective amendment designates a new
                    effective date for a previously filed
                               post-effective amendment.

AIG SUNAMERICA

Asset Allocation Strategies

PROSPECTUS                                        [LOGO] SunAmerica
2002                                                     Mutual Funds

November 8, 2002                                            PROSPECTUS


SUNAMERICA STYLE SELECT SERIES, INC.(R)


SUNAMERICA FOCUSED EQUITY STRATEGY
SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
SUNAMERICA FOCUSED BALANCED STRATEGY
SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY
SUNAMERICA FOCUSED FIXED INCOME STRATEGY



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


PORTFOLIO HIGHLIGHTS ......................................................    2

SHAREHOLDER ACCOUNT INFORMATION ...........................................    9

MORE INFORMATION ABOUT THE PORTFOLIOS .....................................   16

     INVESTMENT STRATEGIES ................................................   16

     INFORMATION ABOUT THE UNDERLYING FUNDS ...............................   18

     GLOSSARY .............................................................   20

         INVESTMENT TERMINOLOGY ...........................................   20

         RISK TERMINOLOGY .................................................   22

PORTFOLIO MANAGEMENT ......................................................   23

FINANCIAL HIGHLIGHTS ......................................................   24

PORTFOLIO HIGHLIGHTS

Q&A

The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Company"), and to provide you with information about certain SunAmerica Focused Strategies (the "Strategies") offered by the Company and their investment goals, principal investment strategies, and principal investment techniques. Each investment goal may be changed without shareholder approval, although you will receive notice of any change. In addition, the SunAmerica Focused Equity Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy all have principal investment techniques which require 80% of each Strategies' assets to be invested consistently with its name. The Company may change this technique without shareholder approval, however shareholders will receive 60 days notice prior to any such change. There can be no assurance that any Strategy's investment goal will be met or that the net return on an investment in a Strategy will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart under "More Information About the Portfolios," on page 16 and the glossary that follows on pages 20 to 22.

Q: WHAT ARE THE SUNAMERICA FOCUSED STRATEGIES' INVESTMENT GOALS, PRINCIPAL STRATEGIES AND TECHNIQUES?

A:

                        INVESTMENT          PRINCIPAL INVESTMENT   PRINCIPAL INVESTMENT
PORTFOLIO                  GOAL                   STRATEGY              TECHNIQUES
-------------      ---------------------   ---------------------   ----------------------
SUNAMERICA           growth of capital      fund of funds           allocation of assets
FOCUSED                                                             among a combination
EQUITY                                                              of funds within
STRATEGY                                                            SunAmerica Style
                                                                    Select Series, Inc.
                                                                    and SunAmerica
                                                                    Income Funds,
                                                                    investing in equity
                                                                    and fixed income
                                                                    securities. At least
                                                                    80% of the
                                                                    Underlying Funds'
                                                                    combined net assets,
                                                                    plus any borrowing
                                                                    for investment
                                                                    purposes, will be
                                                                    invested in equity
                                                                    securities.

SUNAMERICA           growth of capital      fund of funds           allocation of assets
FOCUSED                                                             among a combination
MULTI-ASSET                                                         of funds within
STRATEGY                                                            SunAmerica Style
                                                                    Select Series, Inc.
                                                                    and SunAmerica
                                                                    Income Funds,
                                                                    investing in equity
                                                                    and fixed income
                                                                    securities.

SUNAMERICA           growth of capital      fund of funds           allocation of assets
FOCUSED              and conservation                               among a combination
BALANCED             of principal                                   of funds within
STRATEGY                                                            SunAmerica Style
                                                                    Select Series, Inc.
                                                                    and SunAmerica
                                                                    Income Funds,
                                                                    investing in equity
                                                                    and fixed income
                                                                    securities.



A "FUND OF FUNDS" strategy is an investment strategy in which the assets of the portfolio are invested in shares of other mutual funds. A fund of funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

"GROWTH OF CAPITAL" is growth of the value of an investment.

"CONSERVATION OF PRINCIPAL" is a goal which aims to invest in a manner that tries to protect the value of your investment against market movements and other economic events.

                        INVESTMENT          PRINCIPAL INVESTMENT          PRINCIPAL INVESTMENT
PORTFOLIO                  GOAL                   STRATEGY                     TECHNIQUES
-------------      ----------------------   --------------------    --------------------------------
SUNAMERICA         current  income  with     fund of funds           allocation of assets among a
FOCUSED FIXED      growth of capital as a                            combination of funds within
INCOME AND         secondary  objective                              SunAmerica Style Select Series,
EQUITY STRATEGY                                                      Inc. and SunAmerica Income
                                                                     Funds, investing in equity and
                                                                     fixed income securities. At
                                                                     least 80% of the Underlying
                                                                     Funds' combined net assets,
                                                                     plus any borrowing for
                                                                     investment purposes, will be
                                                                     invested in fixed income and
                                                                     equity securities.

SUNAMERICA         current income            fund of funds           allocation of assets among a
FOCUSED FIXED                                                        combination of funds within
INCOME                                                               SunAmerica Style Select Series,
STRATEGY                                                             Inc. and SunAmerica Income
                                                                     Funds, investing in equity and
                                                                     fixed income securities. At
                                                                     least 80% of the Underlying
                                                                     Funds' combined net assets,
                                                                     plus borrowings, will be
                                                                     invested in fixed income
                                                                     securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT TECHNIQUES OF THE SUNAMERICA FOCUSED STRATEGIES

The Strategies invest in a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds (the "Underlying Funds"). The following chart reflects the projected asset allocation ranges under normal market conditions for each Strategy (as invested through the Underlying Funds).

                    SUNAMERICA FOCUSED       SUNAMERICA FOCUSED       SUNAMERICA FOCUSED
                      EQUITY STRATEGY       MULTI-ASSET STRATEGY       BALANCED STRATEGY
                    ------------------      --------------------      ------------------
DOMESTIC EQUITY          80%-100%                    70%                    35%-75%
SECURITIES
FOREIGN EQUITY            0%-20%                     10%                    0%-15%
SECURITIES
BONDS                      0%-5%                     20%                    25%-50%

                    SUNAMERICA FOCUSED
                     FIXED INCOME AND        SUNAMERICA FOCUSED
                     EQUITY STRATEGY        FIXED INCOME STRATEGY
                    ------------------      ---------------------
DOMESTIC EQUITY           15%-50%                  0%-20%
SECURITIES
FOREIGN EQUITY            0%-10%                    0%-5%
SECURITIES
BONDS                     50%-80%                 80%-100%

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for each Strategy. The Adviser has based the target investment percentages for each Strategy on the degree to which the Adviser believes the Underlying Funds, in combination, to be appropriate for the Strategy's investment objective. The table below lists the Underlying Funds in which each Strategy currently may invest and each Strategy's approximate asset allocation to each Underlying Fund. The Adviser may change these asset allocation ranges from time to time.

As of November 8, 2002, the Strategies' assets were allocated as follows:

                                            SunAmerica     SunAmerica    SunAmerica     SunAmerica     SunAmerica
                                              Focused        Focused       Focused     Focused Fixed  Focused Fixed
                                              Equity       Multi-Asset    Balanced      Income and       Income
                                             Strategy       Strategy      Strategy    Equity Strategy   Strategy
                                             ---------      ---------     ---------   --------------   -----------
Focused Large-Cap Growth Portfolio .........     32%           10%            22%           15%            --
Focused Multi-Cap Value Portfolio ..........     --            10%            --            --             --
Focused 2000 Growth Portfolio ..............     13%           10%             8%           --             --
Focused Large-Cap Value Portfolio ..........     32%           10%            22%           15%            --
Focused Multi-Cap Growth Portfolio .........     --            10%            --            --             --
Focused 2000 Value Portfolio ...............     13%           10%             8%           --             --
Focused Growth and Income Portfolio ........     --            10%            --            --             10%
Focused International Equity Portfolio .....     10%           10%             6%            4%            --
Core Bond Fund .............................     --            10%            17%           16%            20%
U.S. Government Securities Fund ............     --            --             --            16%            20%
GNMA Fund ..................................     --            10%            17%           27%            40%
High Yield Bond Fund .......................     --            --             --             7%            10%
                                               ----          ----           ----          ----           ----
Total ......................................    100%          100%           100%          100%           100%
                                               ====          ====           ====          ====           ====

PORTFOLIO HIGHLIGHTS

The Adviser rebalances the Strategies on an ongoing basis using cash flows. In addition, under normal market conditions, the Adviser will rebalance the Underlying Funds of the SunAmerica Focused Equity Strategy, SunAmerica Focused Fixed Income Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Balanced Strategy quarterly through exchanges, if necessary. The Underlying Funds of the SunAmerica Focused Multi-Asset Strategy are rebalanced through exchanges annually, if necessary. However, at any time when deemed appropriate, the Adviser may rebalance the SunAmerica Focused Strategies through exchanges.

For more complete information about the investment strategies and techniques of the Underlying Funds in which the Strategies currently intend to invest see the charts on pages 18 and 19. The Adviser may change the particular Underlying Funds from time to time.

Q:   WHAT  ARE THE  PRINCIPAL  RISKS  OF  INVESTING  IN THE  SUNAMERICA  FOCUSED
     STRATEGIES?

A: The following section describes the principal risks of the SunAmerica Focused Strategies, while the chart on pages 16 and 17 describes various additional risks. Each Strategy is also exposed to the risks of the Underlying Funds.

PRINCIPAL RISKS  APPLICABLE TO ALL STRATEGIES

MANAGEMENT RISKS

Each Strategy is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of Strategy assets among the Underlying Funds, may not produce the desired result.

RISKS OF INVESTING IN EQUITY SECURITIES

Each Strategy may invest in Underlying Funds that invest in equity securities ("Underlying Equity Funds"), and the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy and the SunAmerica Focused Balanced Strategy invest primarily in Underlying Equity Funds. While each Strategy's allocation among several Underlying Equity Funds, in combination with Underlying Funds investing in bonds and other fixed income securities, is designed to cushion losses in any one Underlying Fund or investment sector and to moderate each Strategy's overall price swings, the Strategies are subject to the risks of changing market conditions generally. Therefore, as with an investment in any equity fund, the value of your investment in a Strategy may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Strategy's allocation to Underlying Equity Funds increases.

RISKS OF INVESTING IN BONDS AND OTHER FIXED INCOME SECURITIES

Each Strategy may invest in Underlying Funds that invest in bonds and other fixed income securities ("Underlying Income Funds"), and the SunAmerica Focused Fixed Income and Equity Strategy and the SunAmerica Focused Fixed Income Strategy invest primarily in Underlying Income Funds. While each Strategy's allocation of assets among several Underlying Income Funds, in combination with Underlying Equity Funds, is designed to cushion losses in any one Underlying Fund or investment sector and to moderate each Strategy's overall price swings, the Strategies are subject to the risks to which the Underlying Income Funds are exposed, such as that an issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations (credit quality risk). In addition, as with the Underlying Income Funds in which it invests, the SunAmerica Focused Fixed Income and Equity Strategy and the SunAmerica Focused Fixed Income Strategy's share price and, to a lesser extent, the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy and the SunAmerica Focused Balanced Strategy's share price, can be negatively affected when interest rates rise. These risks are expected to increase as a Strategy's allocation to Underlying Income Funds increases.

RISKS OF NON-DIVERSIFICATION

The Strategies are non-diversified, which means that each Strategy can invest a larger portion of its assets in the stock of a single company (E.G., one of the Underlying Funds) than can some other mutual funds. By concentrating on a small number of investments, a Strategy's risk is increased because the effect of each holding on the Strategy's performance is greater. However, the Underlying Funds may consist of diversified mutual funds.

ADDITIONAL RISKS

Shares of the Strategies are not bank deposits and are not guaranteed or insured by any bank, SunAmerica or SunAmerica's affiliates, any government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Strategy will be able to achieve its investment goal. If the value of the assets of the Strategy goes down, you could lose money.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED EQUITY STRATEGY

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP COMPANIES

The SunAmerica Focused Equity Strategy invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Equity Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED MULTI-ASSET
STRATEGY

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP  COMPANIES

The SunAmerica Focused Multi-Asset Strategy invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Multi-Asset Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

PREPAYMENT RISKS

The SunAmerica Focused Multi-Asset Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED BALANCED STRATEGY

RISKS OF INVESTING IN SMALL-CAP AND MID-CAP COMPANIES

The SunAmerica Focused Balanced Strategy invests in Underlying Funds that invest in stocks of smaller companies. Stocks of small-cap companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Balanced Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

PREPAYMENT RISKS

The SunAmerica Focused Balanced Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY

RISKS OF FOREIGN EXPOSURE

The SunAmerica Focused Fixed Income and Equity Strategy may invest in Underlying Funds that invest in foreign securities. While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

PREPAYMENT RISKS

The SunAmerica Focused Fixed Income and Equity Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

CREDIT  QUALITY

The SunAmerica Focused Fixed Income and Equity Strategy may invest in Underlying Funds that invest in issuers with a lower credit rating. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue HIGH YIELD or "JUNK" bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

ADDITIONAL PRINCIPAL RISKS SPECIFIC TO THE SUNAMERICA FOCUSED FIXED INCOME STRATEGY

PREPAYMENT RISKS

The SunAmerica Focused Fixed Income Strategy will invest in Underlying Funds that invest significantly in mortgage-backed securities; this entails the risk that the underlying principal may be "prepaid" at any time. As a result of prepayments, in periods of declining interest rates the Underlying Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Underlying Funds may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates.

CREDIT QUALITY

The SunAmerica Focused Fixed Income Strategy may invest in Underlying Funds that invest in issuers with a lower credit rating. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue HIGH YIELD or "JUNK" bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

PORTFOLIO HIGHLIGHTS

Q:   HOW HAVE THE STRATEGIES PERFORMED HISTORICALLY?

A: Performance information for the Strategies is not shown because the Strategies have not been in existence for a full calendar year.

Q:   WHAT ARE THE STRATEGIES' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Strategies.

                                                                  SUNAMERICA                         SUNAMERICA
                                                          FOCUSED EQUITY STRATEGY (5)     FOCUSED MULTI-ASSET STRATEGY (5)
                                                        Class A     Class B    Class II    Class A     Class B    Class II
                                                        ------      ------      ------     ------      ------      ------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):
   Maximum Sales Charge (Load) .........................  5.75%      4.00%       2.00%       5.75%      4.00%       2.00%
   Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering price)(1) ..  5.75%      None        1.00%       5.75%      None        1.00%
   Maximum Deferred Sales Charge (Load)
     (as a percentage of amount redeemed)(2) ...........  None       4.00%       1.00%       None       4.00%       1.00%
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends ..............................  None       None        None        None       None        None
   Redemption Fee(3) ...................................  None       None        None        None       None        None
   Exchange Fee ........................................  None       None        None        None       None        None
   Maximum Account Fee .................................  None       None        None        None       None        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS):
   Management Fees .....................................  0.10%      0.10%       0.10%       0.10%      0.10%       0.10%
   Distribution and/or Service (12b-1) Fees(4) .........  0%         0.65%       0.65%       0%         0.65%       0.65%
   Other Expenses ......................................  0.15%      0.15%       0.15%       0.15%      0.15%       0.15%
                                                       -------    -------     -------     -------    -------     -------
Total Annual Fund Operating Expenses(6)(7) .............  0.25%      0.90%       0.90%       0. 25%     0.90%       0.90%
                                                       =======    =======     =======     =======    =======     =======

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.


(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 9 for more information on the CDSCs.

(3)  A $15.00 fee is imposed on wire and overnight mail redemptions.


(4) Because these fees are paid out of the Strategy's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


(5)  "Other Expenses" and "Total Annual Fund Operating Expenses" are estimated.


(6) Does not include Underlying Fund expenses that the Strategies bear indirectly.

             SUNAMERICA                            SUNAMERICA                            SUNAMERICA
          FOCUSED BALANCED                    FOCUSED FIXED INCOME                     FOCUSED FIXED
            STRATEGY (5)                     AND EQUITY STRATEGY (5)                 INCOME STRATEGY (5)
   Class A     Class B    Class II       Class A     Class B    Class II        Class A    Class B    Class II
   ------      ------      ------        ------      ------      ------         ------     ------      -------

     5.75%      4.00%       2.00%          5.75%      4.00%       2.00%          5.75%      4.00%       2.00%

     5.75%      4.00%      1.00%          5.75%       None        1.00%          5.75%      None        1.00%

     None       4.00%       1.00%          None       4.00%       1.00%          None       4.00%       1.00%

     None       None        None           None       None        None           None       None        None
     None       None        None           None       None        None           None       None        None
     None       None        None           None       None        None           None       None        None
     None       None        None           None       None        None           None       None        None


     0.10%      0.10%       0.10%          0.10%      0.10%       0.10%          0.10%      0.10%       0.10%
     0%         0.65%       0.65%          0%         0.65%       0.65%          0%         0.65%       0.65%
     0.15%      0.15%       0.15%          0.15%#     0.15%       0.15%          0.15%      0.15%       0.15%
  -------    -------     -------        -------    -------     -------        -------    -------     -------
     0.25%      0.90%       0.90%          0.25%      0.90%       0.90%          0.25%      0.90%       0.90%
  =======    =======     =======        =======    =======     =======        =======    =======     =======


(7) The following table sets forth the estimated aggregate expenses of the Strategies, including expenses of the Underlying Funds that the Strategies bear indirectly. These estimates assume a constant allocation by each Strategy of its assets among the Underlying Funds identical to the actual allocation of the Strategy at November 8, 2002. A Strategy's actual expenses may be higher as a result of changes in the allocation of the Strategy's assets among the Underlying Funds, the expenses of the Underlying Funds, and/or the Strategy's own expenses. The total annual combined operating expenses of each Focused Strategy are as follows:
     SunAmerica Focused Equity Strategy - Class A - 1.94%, Class B and II - 2.59%; SunAmerica Focused Multi-Asset Strategy - Class A -1.86%, Class B and II - 2.51%; SunAmerica Focused Balanced Strategy - Class A - 1.77%, Class B and II - 2.42%; SunAmerica Focused Fixed Income and Equity Strategy
     - Class A - 1.61%, Class B and II - 2.26%; and SunAmerica Focused Fixed Income Strategy - Class A - 1.50%, Class B and II - 2.15%

PORTFOLIO HIGHLIGHTS


EXAMPLE

This Example is intended to help you compare the cost of investing in the Strategies with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Strategy for the time periods indicated and that your investment has a 5% return each year and that the Strategy's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be: If you redeemed your investment at the end of the periods indicated:

                                                            1 Year     3 Years    5 Years   10 Years
                                                            ------     ------     -------    -------
      SUNAMERICA FOCUSED EQUITY STRATEGY
      (Class A shares) ....................................    761      1,149      1,562      2,709
      (Class B shares)* ...................................    662      1,105      1,575      2,767
      (Class II shares) ...................................    460        897      1,462      2,995
      SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
      (Class A shares) ....................................    753      1,126      1,523      2,629
      (Class B shares)* ...................................    654      1,082      1,536      2,687
      (Class II shares) ...................................    452        874      1,422      2,917
      SUNAMERICA FOCUSED BALANCED STRATEGY
      (Class A shares) ....................................    745      1,100      1,479      2,539
      (Class B shares)* ...................................    645      1,055      1,491      2,596
      (Class II shares) ...................................    443        847      1,378      2,829
      SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY
      (Class A shares) ....................................    729      1,054      1,401      2,376
      (Class B shares)* ...................................    629      1,006      1,410      2,432
      (Class II shares) ...................................    427        799      1,298      2,669
      SUNAMERICA FOCUSED FIXED INCOME STRATEGY
      (Class A shares) ....................................    719      1,022      1,346      2,263
      (Class B shares)* ...................................    618        973      1,354      2,318
      (Class II shares) ...................................    416        766      1,243      2,558


If you did not redeem your shares:

                                                            1 Year     3 Years    5 Years   10 Years
                                                            ------     ------     -------    -------
      SUNAMERICA FOCUSED EQUITY STRATEGY
      (Class A shares) ....................................    761      1,149      1,562      2,709
      (Class B shares)* ...................................    262        805      1,375      2,767
      (Class II shares) ...................................    360        897      1,462      2,995
      SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
      (Class A shares) ....................................    753      1,126      1,523      2,629
      (Class B shares)* ...................................    254        782      1,336      2,687
      (Class II shares) ...................................    352        874      1,422      2,917
      SUNAMERICA FOCUSED BALANCED STRATEGY
      (Class A shares) ....................................    745      1,100      1,479      2,539
      (Class B shares)* ...................................    245        755      1,291      2,596
      (Class II shares) ...................................    343        847      1,378      2,829
      SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY
      (Class A shares) ....................................    729      1,054      1,401      2,376
      (Class B shares)* ...................................    229        706      1,210      2,432
      (Class II shares) ...................................    327        799      1,298      2,669
      SUNAMERICA FOCUSED FIXED INCOME STRATEGY
      (Class A shares) ....................................    719      1,022      1,346      2,263
      (Class B shares)* ...................................    218        673      1,154      2,318
      (Class II shares) ...................................    316        766      1,243      2,558

* Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 9. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

SHAREHOLDER ACCOUNT INFORMATION


SELECTING A SHARE CLASS


Each Strategy offers three classes of shares through this Prospectus: Class A, Class B and Class II.


Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. An investor may purchase Class B shares up to $500,000 in any one purchase. Your broker or financial advisor can help you determine which class is right for you.

         CLASS A                     CLASS B                    CLASS II

o Front-end        sales    o No   front-end   sales    o Front-end        sales
  charges,  as described      charge; all your money      charge,  as  described
  below.    There    are      goes to  work  for you      below.
  several ways to reduce      right away.
  these  charges,   also                                o Higher annual expenses
  described below.          o Higher annual expenses      than Class A shares.
                              than Class A shares.
o Lower annual  expenses                                o Deferred  sales charge
  than  Class B or Class    o Deferred  sales charge      on  shares   you  sell
  II shares.                  on  shares   you  sell      within eighteen months
                              within  six  years  of      of    purchase,     as
                              purchase, as described      described below.
                              below.
                                                        o No conversion to Class
                            o Automatic   conversion      A.
                              to   Class  A   shares
                              approximately    eight
                              years after purchase.

                            o Purchases in an amount
                              over    $500,000   are
                              generally          not
                              permitted;  you should
                              consult    with   your
                              financial  adviser  to
                              determine      whether
                              other  share   classes
                              are  more   beneficial
                              given             your
                              circumstances.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                       Sales Charge             Concession to Dealers
                                             --------------------------------------------------------
                                                  % OF           % OF NET               % OF
YOUR INVESTMENT                              OFFERING PRICE   AMOUNT INVESTED      OFFERING PRICE
                                             --------------------------------------------------------
Less than $50,000 ...........................     5.75%            6.10%                5.00%
$50,000 but less than $100,000 ..............     4.75%            4.99%                4.00%
$100,000 but less than $250,000 .............     3.75%            3.90%                3.00%
$250,000 but less than $500,000 .............     3.00%            3.09%                2.25%
$500,000 but less than $1,000,000 ...........     2.10%            2.15%                1.35%
$1,000,000 or more ..........................     None             None                 1.00%

INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on any shares you sell within one year of purchase and a 0.50% CDSC is charged on any shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

          Years after purchase .......... CDSC on shares being sold
          1st year ...................... 4.00%
          2nd year ...................... 4.00%
          3rd and 4th year .............. 3.00%
          5th year ...................... 2.00%
          6th year ...................... 1.00%
          7th year and thereafter ....... None

CLASS II. Sales Charges are as follows:


                                                       Sales Charge             Concession to Dealers
                                             --------------------------------------------------------
                                                  % OF           % OF NET               % OF
                                             OFFERING PRICE   AMOUNT INVESTED      OFFERING PRICE
                                             --------------------------------------------------------
                                                  1.00%            1.01%                1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

SHAREHOLDER ACCOUNT INFORMATION


SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:


   o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Strategy shares in fee-based investment products under an agreement with SunAmerica Capital Services, Inc. (this waiver may also apply to front-end sales charges of Class II shares)


   o participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional Information


   o Strategy Directors and other individuals, and their families, who are affiliated with a Strategy or any portfolio distributed by SunAmerica Capital Services, Inc.


   o selling brokers and their employees and sales representatives and their families

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

   o  within one year of the shareholder's death or becoming legally disabled

   o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 591/2 at the time the redemption is made


   o Strategy Directors and other individuals, and their families, who are affiliated with a Strategy or any portfolio distributed by Sunamerica Capital Services, Inc.


   o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)


REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of funds distributed by SunAmerica Capital Services, Inc. to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.


TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.


REINSTATEMENT PRIVILEGE. If you sell shares of a Strategy, within one year after the sale, you may invest some or all of the proceeds of the sale in the same share class of the Strategy without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE (12B-1) FEES

Each class of shares (other than Class A) of each Strategy has its own Distribution and Service (12b-1) plan that provides for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:


                                                   ACCOUNT MAINTENANCE AND
           CLASS           DISTRIBUTION FEE              SERVICE FEE
             A                    0%                        None
             B                   0.65%                      None
            II                   0.65%                      None

Because Distribution and Service (12b-1) fees are paid out of a Strategy's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


OPENING AN ACCOUNT (CLASSES A, B AND II)

1. Read this prospectus carefully.


2. Determine how much you want to invest. The minimum initial investment for each class of each Strategy is as follows:

      o  non-retirement account: $5,000
      o  retirement account: $2,000
      o dollar cost averaging: $1,000 to open; you must invest at least $100 a month

   The minimum subsequent investment for a Strategy is $100:

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226.


4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

BUYING SHARES (CLASSES A, B AND II)

OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT

BY CHECK
--------------------------------------------------------------------------------


o  Make   out   a   check   for   the      o  Make   out   a   check   for   the
   investment amount,  payable to the         investment  amount  payable to the
   specific  Strategy  or  SunAmerica         specific  Strategy  or  SunAmerica
   Funds. An account cannot be opened         Funds.  Shares cannot be purchased
   with  a  SunAmerica  Money  Market         with  a  SunAmerica  Money  Market
   Fund or SunAmerica Municipal Money         Fund or SunAmerica Municipal Money
   Market Fund check.                         Market Fund check.

o  Deliver   the   check   and   your      o  Include   the   stub   from   your
   completed Account Application (and         Strategy   statement   or  a  note
   Supplemental  Account Application,         specifying the Strategy name, your
   if  applicable)  to your broker or         share class,  your account  number
   financial  advisor,  or mail  them         and  the   name(s)  in  which  the
   to:                                        account is registered.

     (via regular mail)                    o  Indicate  the Strategy and account
     SunAmerica Fund Services                 number in the memo section of your
     c/o NFDS                                 check.
     PO Box 219186
     Kansas City, MO 64121-9186            o  Deliver the check and your stub to
                                              your broker or  financial advisor,
     (via Express, Certified and              or mail them to:
     Registered Mail)
     SunAmerica Fund Services                   (via regular mail)
     c/o NFDS                                   SunAmerica Fund Services
     330 W 9th St.                              c/o NFDS
     Kansas City, MO 64105-1514                 PO Box 219186
                                                Kansas City, MO 64121-9186
o  All  purchases  must  be  in  U.S.
   dollars.    Cash   will   not   be           (via Express, Certified and
   accepted.  A  $25.00  fee  will be           Registered Mail)
   charged  for all  checks  returned           SunAmerica Fund Services
   due to insufficient funds.                   c/o NFDS
                                                330 W 9th St.
                                                Kansas City, MO 64105-1514


BY WIRE
--------------------------------------------------------------------------------


o  Deliver your completed application      o  Instruct  your  bank to  wire  the
   to  your   broker   or   financial         amount of your investment to:
   advisor  or fax  it to  SunAmerica
   Fund     Services,     Inc.     at          State Street Bank & Trust Company
   212-551-5585.                               Boston, MA
                                               ABA #0110-00028
o  Obtain  your  account   number  by          DDA # 99029712
   referring to your  statement or by
   calling your broker or financial Specify the Strategy name, your share advisor or Shareholder Services at class, your Strategy number, account 1-800-858-8850, extension 5125, or number and the name(s) in which the Dealer Services at extension 5226. account is registered. Your bank may charge a fee to wire funds.
o  Instruct  your  bank to  wire  the
   amount of your investment to:

    State Street Bank & Trust Company
    Boston, MA
    ABA #0110-00028
    DDA # 99029712

Specify  the  Strategy   name,   your
choice  of  share  class,   your  new
Strategy  number and  account  number
and the  name(s) in which the account
is registered. Your bank may charge a
fee to wire funds.



TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

SHAREHOLDER ACCOUNT INFORMATION

SELLING SHARES (CLASSES A, B AND II)

HOW                                        REQUIREMENTS

THROUGH YOUR BROKER OR FINANCIAL
ADVISOR
--------------------------------------------------------------------------------
o  Accounts of any type.                   o  Call  your  broker  or   financial
                                              advisor  to  place  your  order to
o  Sales of any amount.                       sell shares.



BY MAIL
--------------------------------------------------------------------------------
o  Accounts of any type.                   o  Write  a  letter  of   instruction
                                              indicating the Strategy name, your
o  Include  all  signatures  and  any         share class,  your account number,
   additional  documents  that may be         the  name(s) in which the  account
   required (see next page).                  is registered and the dollar value
                                              or number  of  shares  you wish to
o  Mail the materials to:                     sell.

     (via regular mail)                    o  Sales of $100,000 or more  require
     SunAmerica Fund Services                 the letter of  instruction to have
     c/o NFDS                                 a signature guarantee.
     PO Box 219186
     Kansas City, MO 64121-9186            o  A check will normally be mailed on
                                              the  next   business  day  to  the
     (via Express, Certified and              name(s)  and  address in which the
     Registered Mail)                         account    is    registered,    or
     SunAmerica Fund Services                 otherwise according to your letter
     c/o NFDS                                 of instruction.
     330 W 9th St.
     Kansas City, MO 64105-1514


BY PHONE
--------------------------------------------------------------------------------
o  Most accounts.                          o  Call   Shareholder   Services   at
                                              1-800-858-8850,  extension 5125 or
o  Sales of less than $100,000.               Dealer  Services at extension 5226
                                              between  8:30  a.m.  and 7:00 p.m.
                                              (Eastern  time)  on most  business
                                              days.  Indicate the Strategy name,
                                              the name of the person  requesting
                                              the redemption,  your share class,
                                              your account  number,  the name(s)
                                              in which the account is registered
                                              and the dollar  value or number of
                                              shares you wish to sell.

                                           o  A  check  will  be  mailed  to the
                                              name(s)  and  address in which the
                                              account  is  registered  or  to  a
                                              different  address  indicated in a
                                              written  authorization  previously
                                              provided  to the  Strategy  by the
                                              Shareholder(s) on the account.



BY WIRE
--------------------------------------------------------------------------------
o  Request by mail to sell any amount      o  Proceeds will normally be wired on
   (accounts   of   any   type).    A         the next  business  day. A $15 fee
   signature    guarantee    may   be         will   be   deducted   from   your
   required in certain circumstances.         account.

o  Request by phone to sell less than
   $100,000.


TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

SELLING SHARES IN WRITING (CLASSES A, B AND II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

    o   your address of record has changed within the past 30 days

    o   you are selling shares worth $100,000 or more

    o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

    o   a broker or securities dealer

    o   a federal savings, cooperative or other type of bank

    o   a savings and loan or other thrift institution

    o   a credit union

    o   a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES (ALL CLASSES)


VALUATION OF SHARES. The net asset value per share (NAV) for each Strategy and each class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class' outstanding shares. The NAV for each Strategy also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Strategy. As a result, the value of the Strategy's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.


BUY AND SELL PRICES. When you buy Class A, B and II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell Class A, B and II shares, you receive the NAV minus any applicable CDSCs.


EXECUTION OF REQUESTS. Each Strategy is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Strategy receives your request in good order. If the Strategy or SunAmerica Capital Services, Inc. receives your order before the Strategy's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Strategy or SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Strategy before the Strategy's close of business. THE COMPANY AND SUNAMERICA CAPITAL SERVICES, INC. RESERVE THE RIGHT TO REJECT ANY ORDER TO BUY SHARES.

During periods of extreme volatility or market crisis, a Strategy may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Strategy may invest in Underlying Funds that invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares. As a result, the value of the Underlying Fund's shares, and consequently the value of the Strategy's shares, may change on days when you will not be able to purchase or redeem your shares.

If a Strategy determines that it would be detrimental to the best interests of the remaining shareholders of the Strategy to make payment of redemption proceeds wholly or partly in cash, the Strategy may pay the redemption price by a distribution in kind of securities from the Strategy in lieu of cash.

At various times, a Strategy may be requested to redeem shares for which it has not yet received good payment. The Strategy may delay or cause to be delayed the mailing of a redemption check until such time as good payment (E.G., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Strategy is responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of the Strategies for shares of the same class of any other portfolio within the SunAmerica Family of Funds except SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the portfolio into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

SHAREHOLDER ACCOUNT INFORMATION


If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of a Strategy, are using market timing strategies or making excessive exchanges. A Strategy may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Strategy may also refuse any exchange order without notice.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder Services at 1-800-858-8850 extension 5125, or Dealer Services at extension 5226, for further information. You may sell or exchange certificated shares only by returning the certificates to the Strategy, along with a letter of instruction and a signature guarantee. The Strategies do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. A Strategy may agree to accept a "multi-party check" in payment for Strategy shares. This is a check made payable to the investor by another party and then endorsed over to the Strategy by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Strategy is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.


ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226.


DOLLAR COST AVERAGING lets you make regular investments from your bank account to any Strategy or portfolio of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.


SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

    o   Make sure you have at least $5,000 worth of shares in your account.

    o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same portfolio is not advantageous to you, because of sales charges and taxes).

    o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

    o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

    o   Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.


SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of the Strategy periodically for the same class of shares of one or more other portfolio within the SunAmerica Family of Funds except SunAmerica Senior Floating Rate Fund. To use:

    o Specify the Strategy(ies) from which you would like money withdrawn and into which you would like money invested.

    o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

    o   Specify the amount(s). Each exchange must be worth at least $50.

    o Accounts must be registered identically; otherwise a signature guarantee will be required.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Individual (k) plan, 529 plan, and other pension, educational and profit-sharing plans. Using these plans, you can invest in any Strategy or portfolio within the SunAmerica Family of Funds with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

    o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from or automatic redemption to your bank account)

    o   after any changes of name or address of the registered owner(s)


    o in all other circumstances, quarterly or annually, depending upon the Strategy.


Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.


DIVIDENDS. The Strategies generally distribute most or all of their net earnings in the form of dividends. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each SunAmerica Focused Strategy. Dividends from the net investment income of the SunAmerica Focused Fixed Income Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Balanced Strategy will normally be declared and paid quarterly. Dividends from the net invesment income of the SunAmerica Focused Multi-Asset Strategy and the SunAmerica Focused Equity Strategy will normally be declared and paid annually. Each of the SunAmerica Focused Strategies reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.


DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other portfolio within the SunAmerica Family of Funds except SunAmerica Senior Floating Rate Fund. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226 to change dividend and distribution payment options.


TAXABILITY OF DIVIDENDS. As long as a Strategy meets the requirements for being a tax-qualified regulated investment company, which each Strategy intends to do, it pays no federal income tax on the earnings that it distributes to shareholders.

However, dividends you receive from a Strategy, whether reinvested or taken as cash, are generally considered taxable. Distributions of a Strategy's long-term capital gains are taxable as capital gains regardless of how long you held the Strategy's shares; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid during the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax adviser.


BUYING INTO A DIVIDEND. You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Strategies must withhold 30% in the years 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your distributions and redemption proceeds if you have not provided a correct taxpayer identification number or social security number.

This section summarizes some of the consequences under current U.S. federal income tax law of an investment in a Strategy. It is not a substitution for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Strategy under all applicable laws.

SMALL ACCOUNTS. If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Strategy may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Strategy performance or the effects of sales charges.

MORE INFORMATION ABOUT THE PORTFOLIOS

                                       SUNAMERICA                            SUNAMERICA
                                      FOCUSED EQUITY                     FOCUSED MULTI-ASSET
                                        STRATEGY                              STRATEGY
-----------------------------------------------------------------------------------------------
What is the Strategy's       Growth of capital                       Growth of capital
investment goal?
-----------------------------------------------------------------------------------------------
What principal               Fund of funds                           Fund of funds
investment strategy
does the Strategy use
to implement its
investment goal?
-----------------------------------------------------------------------------------------------
What are the Strategy's      Allocation of assets among a            Allocation of assets among
principal investment         combination of the SunAmerica           a combination of the
techniques?                  Style Select Series, Inc. and           SunAmerica Style Select
                             SunAmerica Income Funds,                Series, Inc. and SunAmerica
                             investing in equity and fixed           Income Funds, investing in
                             income securities. At least 80% of      equity and fixed income
                             the Underlying Funds' combined          securities.
                             net assets, plus any borrowing for
                             investment purposes, will be
                             invested in equity securities.



-----------------------------------------------------------------------------------------------
What are the Underlying      o Equity securities                     o Equity securities
Funds' principal             o Foreign securities                    o Bonds/fixed income
investments?                                                           securities
                                                                     o Foreign securities
-----------------------------------------------------------------------------------------------
What other types of          o Bonds/fixed income securities         o Short-term investments#
securities may the           o Short-term investments                o Defensive investments
Underlying Funds             o Defensive investments                 o Options and futures
normally invest in           o Options and futures                   o Special situations#
as part of efficient         o Special situations
portfolio management
and which may produce
some income?

-----------------------------------------------------------------------------------------------
What risks may affect        Principal risks:                        Principal risks:
the Strategy (directly or    o Management risk                       o Management risk
by investing in the          o Stock market volatility               o Stock market volatility
Underlying Funds)?           o Securities selection                  o Bond market volatility
                             o Foreign exposure                      o Securities selection
                             o Non-diversification                   o Foreign exposure
                             o Small and mid market capitalization   o Non-diversification
                                                                     o Prepayment
                                                                     o Small and mid market
                                                                       capitalization
                             Non-principal risks:
                             o Bond market volatility                Non-principal risks:
                             o Interest rate fluctuations            o Interest rate fluctuations
                             o Credit quality                        o Credit quality
                             o Prepayment                            o Emerging markets
                             o Emerging markets                      o Illiquidity
                             o Illiquidity                           o Hedging
                             o Hedging                               o Derivatives
                             o Derivatives


-----------------------------------------------------------------------------------------------


                                   INVESTMENT
                                   STRATEGIES

Each Strategy has an investment goal and a strategy for pursuing it. The chart summarizes information about each Strategy's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.

     SUNAMERICA                            SUNAMERICA                             SUNAMERICA
   FOCUSED BALANCED                   FOCUSED FIXED INCOME                       FOCUSED FIXED
      STRATEGY                         AND EQUITY STRATEGY                      INCOME STRATEGY
---------------------------------------------------------------------------------------------------------
 Growth of capital and            Current income with growth of           Current income
 conservation of capital          capital as a secondary objective

---------------------------------------------------------------------------------------------------------
 Fund of funds                    Fund of funds                           Fund of funds




---------------------------------------------------------------------------------------------------------
 Allocation of assets among       Allocation of assets among              Allocation of assets among
 a combination of the             a combination of the                    a combination of the
 SunAmerica Style Select          SunAmerica Style Select                 SunAmerica Style Select
 Series, Inc. and SunAmerica      Series, Inc. and SunAmerica             Series, Inc. and SunAmerica
 Income Funds, investing in       Income Funds, investing in              Income Funds, investing in
 equity and fixed income          equity and fixed income                 equity and fixed income
 securities.                      securities. At least 80% of the         securities. At least 80% of the
                                  Underlying Funds' combined              Underlying Funds' combined
                                  net assets, plus any borrowing          net assets, plus borrowings,
                                  for investment purposes, will           will be invested in fixed
                                  be invested in fixed income             income securities.
                                  and equity securities.
---------------------------------------------------------------------------------------------------------
 o Equity securities              o Equity securities                     o Equity securities
 o Bonds/fixed income             o Bonds/fixed income                    o Bonds/fixed income
   securities                       securities                              securities
 o Foreign securities
---------------------------------------------------------------------------------------------------------
 o Short-term investments         o Foreign securities                    o Short-term investments
 o Defensive investments          o Short-term investments                o Defensive investments
 o Options and futures            o Defensive investments                 o Options and futures
 o Special situations             o Options and futures                   o Special situations
                                  o Special situations




---------------------------------------------------------------------------------------------------------
 Principal risks:                 Principal risks:                        Principal risks:
 o Management risk                o Management risk                       o Management risk
 o Stock market volatility        o Stock market volatility               o Stock market volatility
 o Bond market volatility         o Bond market volatility                o Bond market volatility
 o Securities selection           o Securities selection                  o Securities selection
 o Foreign exposure               o Foreign exposure                      o Non-diversification
 o Non-diversification            o Non-diversification                   o Interest rate fluctuations
 o Prepayment                     o Interest rate fluctuations            o Credit quality
 o Small and mid market           o Credit quality                        o Prepayment
   capitalization                 o Prepayment

                                                                          Non-principal risks:
 Non-principal risks:             Non-principal risks:                    o Small and mid market
 o Interest rate fluctuations     o Small and mid market                    capitalization
 o Credit quality                   capitalization                        o Foreign exposure
 o Small and mid market           o Illiquidity                           o Illiquidity
   capitalization                 o Hedging                               o Hedging
 o Emerging markets               o Derivatives                           o Derivatives
 o Illiquidity
 o Hedging
 o Derivatives
---------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE PORTFOLIOS

When deemed appropriate by an Adviser, an Underlying Fund may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.


A "GROWTH" ORIENTED philosophy--that of investing in securities believed to offer the potential for long-term growth of capital--focuses on securities considered to have a historical record of above-average earnings growth rate; to have significant potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

A "VALUE" ORIENTED philosophy--that of investing in securities believed to be undervalued in the market--reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.


A FOCUS strategy is one in which an investment manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each adviser of an Underlying Fund that employs a Focused Strategy will invest in up to ten securities, and each "Focused" Underlying Fund will hold up to a total of 30 securities. Each adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Strategy.


MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


The strategy of "INTERNATIONAL" INVESTING that the Focused International Equity Portfolio follows, involves investing in at least three countries outside of the United States, and may incorporate, in any combination, elements of value investing, growth investing, and country allocation.



INFORMATION ABOUT THE UNDERLYING FUNDS


The following chart sets forth the principal investment strategies and techniques of the Underlying Funds in which the Strategies currently intend to invest. The Adviser may change the particular Underlying Funds from time to time:

                     PRINCIPAL                              PRINCIPAL
                    INVESTMENT                             INVESTMENT
 PORTFOLIO           STRATEGY                              TECHNIQUES
 ---------          ----------                             ----------
FOCUSED             growth and       active  trading of equity  securities  selected on the basis
LARGE-CAP           focus            of growth  criteria.  At least 80% of the Portfolio's net
GROWTH                               assets plus any borrowing for investment  purposes will
PORTFOLIO(1)                         be invested in large-cap companies.

FOCUSED             value and        active trading of equity securities selected on the basis
MULTI-CAP           focus            of value criteria, without regard to market
VALUE PORTFOLIO(2)                   capitalization.

FOCUSED 2000        growth and       active trading of equity securities selected on the basis
GROWTH              focus            of growth criteria, issued by companies with
PORTFOLIO(3)                         characteristics similar to those contained in the
                                     Russell 2000 Growth Index.

FOCUSED             value and        active  trading of equity  securities  selected  on the basis
LARGE-CAP           focus            of value  criteria.  At least 80% of the  Portfolio's net
VALUE                                assets plus any borrowing for investment  purposes will
PORTFOLIO(4)                         be invested in large-cap companies.

FOCUSED             growth and       active trading of equity securities selected on the basis
MULTI-CAP           focus            of growth criteria, without regard to market
GROWTH                               capitalization.
PORTFOLIO(5)

FOCUSED 2000        value and        active trading of equity securities selected on the basis
VALUE               focus            of value criteria, issued by companies with
PORTFOLIO(6)                         characteristics similar to those contained in the
                                     Russell 2000 Growth Index.


FOCUSED             growth, value    active trading of equity securities selected to achieve a
GROWTH AND          and focus        blend of growth companies, value companies and
INCOME                               companies that the advisers believe have elements of
PORTFOLIO                            growth and value, issued by large-cap companies,
                                     including those that offer the potential for a
                                     reasonable level of current income. Each adviser may
                                     emphasize either a growth orientation or a value
                                     orientation at any particular time.

FOCUSED             international    active trading of equity securities and other securities
INTERNATIONAL       and focus        with equity characteristics of non-U.S. issuers located
EQUITY                               in countries throughout the world and selected without
PORTFOLIO(7)                         regard to market capitalization at the time of purchase.
                                     At least 80% of the Portfolio's net assets plus any
                                     borrowing for investment purposes will be invested
                                     in equity securities.

CORE BOND           fixed income     active trading of investment-grade fixed-income securities,
FUND                investing        or in securities issued or guaranteed by the U.S. government and mortgage-backed or asset-backed securities without
                                     regard to the maturities of such securities. At least 80% of the Fund's net assets plus any borrowing for investment
                                     purposes will be invested in bonds.

U.S. GOVERNMENT     fixed income     active trading of securities of high credit quality issued
SECURITIES          investing        or guaranteed by the U.S. government, or any agency
FUND                                 or instrumentality thereof without regard to the maturities of such securities. At least 80% of the Fund's net assets
                                     plus any borrowing for investment purposes will be invested in such securities.

The strategy of "FIXED INCOME INVESTING" includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant--particularly with respect to the issuers of high-yield, high-risk bonds--the strength of the underlying issuer.

The GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) is a government owned corporation and a federal agency. GNMA gurantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the GNMA Fund itself are not guranteed or insured by the U.S. government or any government entity.

                     PRINCIPAL                          PRINCIPAL
                    INVESTMENT                         INVESTMENT
 PORTFOLIO           STRATEGY                          TECHNIQUES
 ---------          ----------                         ----------
GNMA FUND           fixed income     active trading of mortgage-backed securities
                    investing        of high credit quality issued or guaranteed by the
                                     Government National Mortgage Association (GNMA)
                                     without regard to the maturites of such  securities.
                                     At least 80% of the Fund's net assets plus any
                                     borrowing for  investment  purposes will be invested
                                     in such securities.

HIGH YIELD          fixed income     active trading of below-investment grade U.S. and
BOND FUND(8)        investing        foreign junk bonds (rated below Baa by Moody's and
                                     below  BBB by  S&P)  without  regard  to the
                                     maturites of such  securities.  At least 80%
                                     of the Fund's net assets plus any  borrowing
                                     for investment  purposes will be invested in bonds.

 (1)  Previously named the Focused Growth Portfolio.
 (2)  Previously named the Focused Value Portfolio.
 (3)  Previously named the Small-Cap Growth Portfolio.
 (4)  Previously named the Large-Cap Value Portfolio.
 (5)  Previously named the Multi-Cap Growth Portfolio.
 (6)  Previously named the Small-Cap Value Portfolio.
 (7)  Previously named the Focused International Portfolio.
 (8)  Previously named the High Income Fund.

MORE INFORMATION ABOUT THE PORTFOLIOS


GLOSSARY

INVESTMENT TERMINOLOGY

A FUND OF FUNDS strategy is an investment strategy in which the assets of the fund are invested in shares of other mutual funds. A fund of funds investment strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selection.

GROWTH OF CAPITAL is growth of the value of an investment.

A BALANCED PORTFOLIO is comprised of a balanced mix of debt (bonds and other fixed income securities) and equity securities.

BONDS AND OTHER FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the adviser to the Underlying Fund). A HIGH YIELD bond (commonly known as "junk bond") is a high risk bond that does not meet the credit quality standards of investment grade securities.

EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depository Receipts ("ADRs") or other similar securities that convert into foreign securities such as European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the adviser to the Underlying Fund will not invest in such investment companies unless, in its judgment, the potential benefits justify the payment of any associated fees and expenses.


SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide the Strategies or the Underlying Funds, as the case may be, with sufficient liquidity to meet redemptions and cover expenses. The Strategies may only invest in U.S. government securities and commercial paper as short-term investment.

DEFENSIVE  INVESTMENTS  include high quality fixed income  securities  and money
market   instruments.   The  Underlying  Funds  will  make  temporary  defensive
investments in response to adverse market, economic, political or other conditions. Each Strategy may also make temporary defensive investments, but only in securities qualifying as short-term investments. When the Strategy or the Underlying Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Strategy may not achieve its investment goal.


A DERIVATIVE is a financial instrument, such as an option or a future, whose value is based on the performance of an underlying asset or an external benchmark, such as an index.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

A SPECIAL SITUATION arises when, in the opinion of the adviser to the Underlying Fund, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.


The two best-known DEBT RATING AGENCIES are Standard & Poor's Ratings Services, a Division of the McGraw-Hill Companies, Inc., and Moody's Investors Service, Inc. "INVESTMENT GRADE" refers to any security rated "BBB" or above, by Standard & Poor's or "Baa" or above by Moody's, or determined to be of comparable quality by the adviser to the Underlying Fund.

ACTIVE TRADING means that a Strategy may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Strategy may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Strategy and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.


CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter.

SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

CAPITAL APPRECIATION is growth of the value of an investment.

PRESERVATION OF CAPITAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

ASSET-BACKED SECURITIES issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

MORTGAGE-BACKED SECURITIES directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.


SHORT-TERM MONEY MARKET INSTRUMENTS include short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Strategy with sufficient liquidity to meet redemptions and cover expenses.

THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) is a government owned corporation and a federal agency. GNMA guarantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the Strategy itself are not guaranteed or insured by the U.S. government or any government entity.


A ZERO-COUPON SECURITY is a security that makes no periodic interest payments but instead is sold at a deep discount from its face value.

MORE INFORMATION ABOUT THE PORTFOLIOS


RISK TERMINOLOGY


STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in an Underlying Fund's portfolio and consequently the value of a Strategy.

BOND MARKET VOLATILITY: The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in an Underlying Fund's portfolio and consequently the value of a Strategy.

SECURITIES SELECTION: A strategy used by the Strategies, or securities selected by the advisers to the Underlying Funds, may fail to produce the intended return.

NON-DIVERSIFICATION: Each Strategy is non-diversified and may take concentrated positions on a small number of investments (e.g., holdings in one or more of the Underlying Funds). As a result, its performance may be affected more by a decline in the market price of one such investment than would be the case if the Strategy were more diversified. However, the Underlying Funds are generally diversified mutual funds.


FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

DERIVATIVES: Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the portfolio manager uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or in exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.


MANAGEMENT RISK: Each Strategy is subject to the risk that the Adviser's selection of the Underlying Funds, and the allocation and reallocation of Strategy assets among the Underlying Funds, may not produce the desired result.


INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time or price that the seller would like.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating (especially an issuer of high yield bonds) will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

SMALL AND MID MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.


CURRENCY VOLATILITY: The value of a Strategy's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currrencies relative to the U.S. dollar generally can be expected to depress the value of the Strategy's non-dollar securities.

PORTFOLIO MANAGEMENT


EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates an Underlying Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by an Underlying Fund may exhibit price characteristics of longer-term debt securities.


PORTFOLIO MANAGEMENT

ADVISER. SunAmerica Asset Management Corp., located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017, was organized in 1982 under the laws of Delaware, and manages, advises and/or administers assets in excess of $29.7 billion as of September 30, 2002. SunAmerica manages each Strategy, supervises the daily business affairs of each Strategy and provides various administrative services to each Strategy. In addition, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Seasons Series Trust, VALIC Company I, VALIC Company II, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Strategic Investment Series, Inc., SunAmerica Series Trust and SunAmerica Style Select Series, Inc.

For each Strategy, SunAmerica is responsible for decisions to select Underlying Funds and to allocate and reallocate Strategy assets among the Underlying Funds.

For each Strategy the annual rate of the investment advisory fee payable to SunAmerica, as a percentage of average daily net assets, is 0.10%.

The Strategies will be managed by a team of SunAmerica asset allocation professionals.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Strategy's shares. The Distributor, a SunAmerica company, receives the front-end and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of the Strategies. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Strategy, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Strategy. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of a Strategy's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Strategies' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, receives reimbursements from the Strategies of its costs, which include all direct transfer agency fees and out-of-pocket expenses.


SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

FINANCIAL HIGHLIGHTS


There is no Financial Highlight information for the Strategies because the Strategies have not been in existence for a full calendar year.

FOR MORE INFORMATION


The following documents contain more information about the Strategies and are available free of charge upon request:

    ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual reports also contain a written analysis of market conditions and investment strategies that significantly affected each Strategy's performance during the last applicable period.

    STATEMENT OF ADDITIONAL  INFORMATION (SAI). Contains additional  information
    about  each  Strategy's  policies,   investment  restrictions  and  business
    structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Strategies by contacting:


          (via regular mail)
          SunAmerica Fund Services
          c/o NFDS
          PO Box 219186
          Kansas City, MO 64121-9186

          (via Express, Certified and Registered Mail)
          SunAmerica Fund Services
          c/o NFDS
          330 W 9th St.
          Kansas City, MO 64105-1514

         www.sunamericafunds.com
or

by calling your broker or financial advisor.


Information about the Strategies (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Strategies is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.


You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


DISTRIBUTOR: SunAmerica Capital Services, Inc.

INVESTMENT COMPANY ACT


File No. 811-07797

DISTRIBUTED BY:
AIG SUNAMERICA CAPITAL SERVICES, INC.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NY 10017-3204
800-858-8850 EXT. 5660

FOR MORE COMPLETE INFORMATION ON ANY OF THE MUTUAL FUNDS DISTRIBUTED BY AIG SUNAMERICA CAPITAL SERVICES, INCLUDING CHARGES AND EXPENSES, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISER OR FROM THE SUNAMERICA SALES DESK, 800-858-8850, EXT. 5660. READ IT CAREFULLY BEFORE YOU INVEST. THE FUNDS' DAILY NET ASSET VALUES ARE NOT GUARANTEED AND THEIR SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE HIGHER OR LOWER THAN YOUR ORIGINAL COST.



www.sunamericafunds.com


[LOGO]   SunAmerica
         Mutual Funds


AAPRO 11/02

                      SUNAMERICA STYLE SELECT SERIES, INC.


                          SUNAMERICA FOCUSED EQUITY STRATEGY
                          SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
                          SUNAMERICA FOCUSED BALANCED STRATEGY
                          SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY SUNAMERICA FOCUSED FIXED INCOME STRATEGY

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 8, 2002



The SunAmerica Center                                 General Marketing and
733 Third Avenue                                      Shareholder Information
New York, NY  10017-3204                              (800) 858-8850



       SunAmerica  Style Select  Series,  Inc. (the  "Corporation")  consists of fifteen different Strategies: Focused Large-Cap Growth Portfolio, Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, Focused Technology Portfolio, SunAmerica Value Fund, SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy. This Statement of Additional Information relates only to five of the investment strategies: SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy (each, a "Strategy" and collectively the "Strategies" or the "SunAmerica Focused Strategies"). Each Strategy has distinct investment objectives and strategies.

       This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Strategies' Prospectus dated November 8, 2002. To obtain a Prospectus free of charge, please call (800) 858-8850. The
Prospectus is incorporated by reference into this Statement of Additional Information and this Statement of Additional Information is incorporated by reference into the Prospectus. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                                TABLE OF CONTENTS


                                                                           PAGE


THE CORPORATION...............................................................3
INVESTMENT OBJECTIVES AND POLICIES............................................3
INVESTMENT RESTRICTIONS......................................................10
DIRECTORS AND OFFICERS.......................................................12
ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND
     ADMINISTRATOR...........................................................19
STRATEGY TRANSACTIONS AND BROKERAGE..........................................23
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES..........................24
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES........................30
EXCHANGE PRIVILEGE...........................................................31
DETERMINATION OF NET ASSET VALUE.............................................32
PERFORMANCE DATA.............................................................33
DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................40
RETIREMENT PLANS.............................................................45
DESCRIPTION OF SHARES........................................................47
ADDITIONAL INFORMATION.......................................................48
FINANCIAL STATEMENTS.........................................................51
APPENDIX.............................................................Appendix-1

         No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Strategy, SunAmerica Asset Management Corp. or SunAmerica Capital Services, Inc. This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

                                 THE CORPORATION


       The Corporation, organized as a Maryland corporation on July 3, 1996, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation currently consists of fifteen series: Focused Large-Cap Growth Portfolio, Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, Focused Technology Portfolio, SunAmerica Value Fund, SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy. Each of the Strategies is a non-diversified investment company within the meaning of the 1940 Act.

       The Board of Directors of the Corporation approved the creation of the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy at its August 28th-29th, 2002 Board meeting. This Statement of Additional Information relates only to the SunAmerica Focused Equity Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Fixed Income Strategy. SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser") serves as investment adviser for each Strategy.


                       INVESTMENT OBJECTIVES AND POLICIES


       The investment objective and policies of the Strategies are described in the Strategies' Prospectus. Each of the Strategies follows a fund of funds investment strategy in which the assets of the Strategy are invested in shares of funds within the SunAmerica Style Select Series, Inc. and SunAmerica Income Funds ("Underlying Funds"). The SunAmerica Mutual Funds ("SAMF") consist of investment funds of the following SunAmerica companies: SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc., SunAmerica Strategic Investment Series, Inc. and other SunAmerica mutual funds companies that may be established in the future. Certain types of securities in which the Underlying Funds may invest and certain investment practices the Strategies or the Underlying Funds may employ, which are described under "More Information about the Portfolios - Investment Strategies" in the Prospectus, are discussed more fully below. The Strategies will purchase and hold Class A shares of the Underlying Funds, which are subject to sales charges. SunAmerica will waive the front-end sales charge on purchases of Class A shares of the Underlying Fund by the Strategies.

       FUND OF FUNDS INVESTMENTS. A fund of funds investment strategy generally offers an efficient means of asset allocation across a range of asset classes (e.g., domestic equity securities, foreign equity securities, and bonds and other fixed income securities). A fund of funds investment strategy may, however, present special risks, including the following: (i) the performance of each Strategy will be wholly dependent on the performance of the Underlying Funds and, therefore, on the selection of the Underlying Funds by the Adviser and the allocation and reallocation by the Adviser of Strategy assets among the Underlying Funds, and (ii) investors in a Strategy can generally invest in the Underlying Funds directly and may incur additional fees and expenses by investing in them indirectly through the Strategy.


       Unless otherwise specified, the Underlying Funds may invest in the following securities.

       EQUITY SECURITIES. Each of the Strategies may invest in Underlying Funds that invest significantly in equity securities. The SunAmerica Focused Equity Strategy expects to invest 80% to 100% of Strategy assets in such Underlying Funds; the SunAmerica Focused Balanced Strategy expects to invest 35% to 75% of Strategy assets in such Underlying Funds; the SunAmerica Focused Multi-Asset Strategy expects to invest 70% of Strategy assets in such Underlying Funds; the SunAmerica Focused Fixed Income Strategy expects to invest 0% to 20% of Strategy assets in such Underlying Funds; and the SunAmerica Focused Fixed Income and Equity Strategy expects to invest 15% to 50% of Strategy assets in such Underlying Funds (in each case, under normal market conditions). The following discussion will be of greater significance as a Strategy's allocation to equity-focused Underlying Funds increases and is expected to be most significant with respect to the SunAmerica Focused Equity Strategy, SunAmerica Focused Balanced Strategy and SunAmerica Focused Multi-Asset Strategy.


       The Underlying Funds' investment strategies may include long and short positions in common stocks and other equity securities. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the entity without preference over any other shareholder or claim of shareholders, after making required payments to holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks and other equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities. These fluctuations can be pronounced. Investments in equity securities are subject to inherent market risks and fluctuations because of company earnings, economic conditions such as interest rates, availability of credit, inflation rates and economic uncertainty, changes in laws, changes in national and international political circumstances and other factors beyond the control of the advisers to the Underlying Funds (in each case, under normal market conditions). The public equity markets have in the past experienced significant price volatility, especially in the information technology and Internet sectors.

       The adviser to certain Underlying Funds does not restrict their investments in equity securities with respect to market capitalization, and the Underlying Funds may invest in smaller capitalization companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.


       FOREIGN SECURITIES. Each of the Strategies may invest in Underlying Funds that invest in foreign securities. The SunAmerica Focused Equity Strategy expects to allocate 0% to 20% of Strategy assets to such Underlying Funds; the SunAmerica Focused Balanced Strategy expects to allocate 0% to 15% of Strategy assets to such Underlying Funds; the SunAmerica Focused Multi-Asset Strategy expects to allocate 10% of Strategy assets to such Underlying Funds; SunAmerica Focused Fixed Income Strategy expects to allocate 0% to 5% of Strategy assets to such Underlying Funds; and the SunAmerica Focused Fixed Income and Equity Strategy expects to allocate 0% to 10% of Strategy assets to such Underlying Funds (in each case, under normal market conditions). The following discussion will be of greater significance as a Strategy's allocation to international-focused Underlying Funds increases.


       Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in Portfolio values by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

       The Underlying Funds may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. The Underlying Funds may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Underlying Funds may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Underlying Fund's custodian in three days. The Underlying Funds may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security.

       Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign Underlying Fund investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets (and in particular emerging markets) than in the United States; less regulation of foreign issuers, stock exchanges and brokers than the United States; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the United States; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies.

       The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of the Underlying Funds' non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Underlying Funds' non-dollar securities. Currencies are evaluated by the Underlying Funds on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.


       BONDS AND OTHER FIXED INCOME SECURITIES. Each of the Strategies may invest in Underlying Funds that invest significantly in bonds and other fixed income securities. The SunAmerica Focused Balanced Strategy, SunAmerica Focused Multi-Asset Strategy, SunAmerica Focused Fixed Income Strategy and SunAmerica Focused Fixed Income and Equity Strategy may invest significantly in Underlying Funds that invest significantly in bonds or other fixed income securities. The SunAmerica Focused Equity Strategy expects to invest 0% to 5% of Strategy assets to such Underlying Funds; the SunAmerica Focused Balanced Strategy expects to invest 25% to 50% of Strategy assets to such Underlying Funds; the SunAmerica Focused Multi-Asset Strategy expects to invest 20% of Strategy assets to such Underlying Funds; the SunAmerica Focused Fixed Income Strategy expects to invest 80% to 100% of Strategy assets to such Underlying Funds; and the SunAmerica Focused Fixed Income and Equity Strategy expects to invest 50% to 80% of Strategy assets to such Underlying Funds (in each case, under normal market conditions). The following discussion will be of greater significance as a Strategy's allocation to bond- and fixed income-focused Underlying Funds increases and is expected to be most significant with respect to the SunAmerica Focused Balanced Strategy, SunAmerica Focused Fixed Income Strategy and SunAmerica Focused Fixed Income and Equity Strategy.


       Bonds and other fixed income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates. The interest rate on certain fixed income securities, known as "variable rate obligations," is determined by reference to or is a percentage of an objective standard, such as a bank's prime rate, the 90-day Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit, and is periodically adjusted. Certain variable rate obligations may have a demand feature entitling the holder to resell the securities at a predetermined amount. The interest rate on certain fixed income securities, called "floating rate instruments," changes whenever there is a change in a designated base rate.

       The market values of fixed income securities tend to vary inversely with the level of interest rates--when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. This is often referred to as interest rate risk. The potential for capital appreciation with respect to variable rate obligations or floating rate instruments will be less than with respect to fixed-rate obligations. Long-term instruments are generally more sensitive to these changes than short-term instruments. The market value of fixed income securities and therefore their yield are also affected by the perceived ability of the issuer to make timely payments of principal and interest. This is often referred to as credit risk.

       Bonds and other fixed income securities in which the Underlying Funds may invest include, without limitation, corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. Treasury and other U.S. government securities, mortgage-backed and mortgage-related securities, asset-backed securities, money market securities, commercial bank obligations, commercial paper and repurchase agreements.

       When an Underlying Fund invests in mortgage-backed or asset-backed securities, the Strategy may be subject to prepayment risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates an Underlying Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by an Underlying Fund may exhibit price characteristics of longer-term debt securities.

       ILLIQUID  SECURITIES.   Each  Underlying  Fund  may  invest  in  illiquid
securities, which may be difficult or impossible to sell at the time and the price that the seller would like.


       DERIVATIVES STRATEGIES. The Underlying Funds may engage in various derivatives strategies including, without limitation, the use of options, futures, options on futures and investments in hybrid investments, for both hedging and non-hedging purposes. To the extent the Underlying Funds engage in these strategies, the Strategies may be exposed to additional volatility and risk of loss. This is especially so when derivatives strategies are used for non-hedging purposes.

       SHORT-TERM DEBT SECURITIES. In addition to their primary investments, the Strategies may also invest up to 10% of their total assets in U.S. dollar denominated money market instruments (a) for liquidity purposes (to meet redemptions and expenses) or (b) to generate a return on idle cash held in a Strategy during periods when an Adviser is unable to locate favorable investment opportunities. For temporary defensive purposes, a Strategy may invest up to 100% of its total assets in cash and short-term fixed-income securities, rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality). The short-term and temporary defensive investments in which the Strategies may invest are U.S. government securities and commercial paper. The Underlying Funds may invest in similar securities under similar circumstances.

       DIVERSIFICATION. The Strategies are classified as "non-diversified" for purposes of the 1940 Act, which means that they are not limited by the 1940 Act with regard to the portion of assets that may be invested in the securities of a single issuer. To the extent a Strategy makes investments in excess of 5% of its assets in the securities of a particular issuer (e.g., one of the Underlying Funds), its exposure to the risks associated with that issuer is increased. Because the Strategies invest in a limited number of issuers (the Underlying Funds), the performance of particular securities may adversely affect the Strategies' performance or subject the Strategies to greater price volatility than that experienced by diversified investment companies. Generally, the Underlying Funds are not "diversified" investment companies for purposes of the 1940 Act.

       The Strategies intend to maintain the required level of diversification and otherwise conduct their operations in order to qualify as "regulated investment companies" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company under the Code, a Strategy must, among other things, diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Strategy's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Strategy's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In the unlikely event application of a Strategy's strategy would result in a violation of these requirements of the Code, the Strategy would be required to deviate from its strategy to the extent necessary to avoid losing its status as a regulated investment company.

       REPURCHASE AGREEMENTS. The Strategies may enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks, brokers and securities dealers whose financial condition is monitored by the Adviser. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Strategy's money is invested in the security. Whenever a Strategy enters into a repurchase agreement, it obtains collateral having a value equal to at least 102% (100% if such collateral is in the form of cash) of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, a Strategy will require additional collateral. If the seller under the repurchase agreement defaults, a Strategy may incur a loss if the value of the collateral securing the repurchase agreements has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Strategy may be delayed or limited. A Strategy will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Strategy's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

       REVERSE REPURCHASE AGREEMENTS. A Strategy may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Strategy sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Strategy then invests the proceeds from the transaction in another obligation in which the Strategy is authorized to invest. The Strategy's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Strategy will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Strategy will segregate cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Strategy's repurchase obligation, and the Strategy's use of proceeds of the agreement may effectively be restricted pending such decision.

       BORROWING. As a matter of fundamental policy a Strategy is authorized to borrow up to 33 1/3% of its total assets. Each Strategy may borrow up to 33 1/3% of its total assets for temporary or emergency purposes. In seeking to enhance investment performance, a Strategy may borrow money for investment purposes and may pledge assets to secure such borrowings. This is the speculative factor known as leverage. This practice may help increase the net asset value of the assets of a Strategy in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of a Strategy's assets would be reduced by a greater amount than would otherwise be the case. The effect of borrowing will therefore tend to magnify the gains or losses to a Strategy as a result of investing the borrowed monies. During periods of substantial borrowings, the value of a Strategy's assets would be reduced due to the added expense of interest on borrowed monies. A Strategy is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which a Strategy may employ leverage will be determined by the Adviser in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

       In seeking to enhance investment performance, a Strategy may increase its ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the 1940 Act (presently 50% of net assets) and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of a Strategy's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Strategy's assets, so computed, should fail to meet the 300% asset coverage requirement, a Strategy is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense a Strategy would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Strategy's assets fluctuate in value, but borrowing obligations are fixed when a Strategy has outstanding borrowings, the net asset value per share of a Strategy correspondingly will tend to increase and decrease more when a Strategy's assets increase or decrease in value than would otherwise be the case. The Strategies' policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Strategy.


       Similar  legal  and  practical   considerations  apply  with  respect  to
borrowings by the Underlying Funds.

       INVESTORS SHOULD ALSO CONSIDER REVIEWING MATERIALS APPLICABLE TO THE UNDERLYING FUNDS. THE UNDERLYING FUNDS IN WHICH THE STRATEGIES ARE INVESTED AS OF THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION ARE:


       Focused Large-Cap Growth Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Growth Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund and SunAmerica High Yield Bond Fund.


       FOR MORE INFORMATION ABOUT ANY UNDERLYING FUND(S), CALL (800) 858-8850.

                             INVESTMENT RESTRICTIONS


       The Corporation has adopted for each Strategy certain investment restrictions that are fundamental policies and cannot be changed without the approval of the holders of a majority of that Strategy's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. Each Strategy may not:

                     1. Invest more than 25% of the  Strategy's  total assets in the securities of issuers in the same industry, other than SunAmerica Mutual Funds. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration.

                     2. Invest in real  estate  (including  limited  partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Strategy may hold or sell real estate acquired as a result of the ownership of securities.

                     3.  Purchase or sell  commodities  or commodity  contracts, except to the extent that the Strategy may do so in accordance with applicable law and the Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. Any Strategy may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase hybrid instruments.

                     4. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its Strategy securities; and (d) as otherwise permitted by exemptive order of the SEC.

                     5. Borrow  money,  except that (i) each Strategy may borrow in amounts up to 33-1/3% of its total assets for temporary or emergency purposes, (ii) each Strategy may borrow for investment purposes to the maximum extent permissible under the 1940 Act (I.E., presently 50% of net assets), and (iii) a Strategy may obtain such short-term credit as may be necessary for the clearance of purchases and sales of Strategy securities. This policy shall not prohibit a Strategy's engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

                     6. Issue senior securities as defined in the 1940 Act, except that each Strategy may enter into repurchase agreements, reverse repurchase agreements, dollar rolls, lend its Strategy securities and borrow money, as described  above,  and  engage in  similar  investment  strategies described in the Prospectuses and Statement of Additional Information, as they may be amended from time to time.


                     7. Engage in underwriting  of securities  issued by others, except to the extent that the Strategy may be deemed to be an underwriter in connection with the disposition of Strategy securities of the Strategy.

       The following additional restrictions are not fundamental policies and may be changed by the Directors without a vote of shareholders. Each Strategy may not:


                     8. Purchase securities on margin, provided that margin deposits in connection with futures contracts, options on futures contracts and other derivative instruments shall not constitute purchasing securities on margin.


                     9. Pledge,  mortgage or hypothecate  its assets,  except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to Forward Contracts, options, futures contracts and options on futures contracts. In addition, a Strategy may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and Statement of Additional Information, as they may be amended from time to time.


                     10. Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except to the extent permitted by applicable law.


                     11. Enter into any  repurchase  agreement  maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Strategy's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Directors, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

       For purposes of investment restriction no. 1, the Strategies will look through to the Underlying Fund's assets for concentration purposes. In addition, "industry" is determined by reference to the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION, published by the Securities and Exchange Commission.

                             DIRECTORS AND OFFICERS

       The following table lists the Directors and executive officers of the Company, their date of birth, current positions held with the Company, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships held outside of the fund complex. The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, SunAmerica Strategic Investment Series, Inc. and SunAmerica Style Select Series, Inc. Unless otherwise noted, the address of each executive officer and Director is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.
Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Disinterested Directors." Directors who are deemed to be "interested persons" of the Company are referred to as "Interested Directors."


DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      Portfolios in
                            Position(s)                        Principal Occupation   Fund Complex
                            Held with     Length of Time       during the last 5      Overseen by    Other Directorships
Name and Date of Birth      Portfolios    Served               years                  Director(1)    Held by Director(2)
----------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith        Director      6 years              Retired; formerly,     45             Board of Directors of
DOB: February 21, 1933                                         President and General                 BJ's Wholesale Club;
                                                               Manager, WCVB-TV, a                   Board of Directors of
                                                               division of the                       the Boston Stock
                                                               Hearst Corp.  (1982                   Exchange
                                                               to 1994);
                                                               Director/Trustee of
                                                               SAMF and Anchor
                                                               Series Trust ("AST").
----------------------------------------------------------------------------------------------------------------------------

----------
(1) The "Fund Complex" consists of all registered investment companies for which the Adviser or an affiliated person of the Adviser serves as investment adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 Portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 Portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (22 Portfolios), VALIC Company II (15 Portfolios), SunAmerica Series Trust (33 Portfolios), Season Series Trust (19 Portfolios) and Anchor Pathway Fund (7 series).


(2) Directorships of Companies required reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

----------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      Portfolios in
                            Position(s)                        Principal Occupation   Fund Complex
                            Held with     Length of Time       during the last 5      Overseen by    Other Directorships
Name and Date of Birth      Portfolios    Served               years                  Director(1)    Held by Director(2)
----------------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven        Director      2 years(3)           Retired                75             Director, Compaq
DOB: October 6, 1945                                           Administrator.                        Computer Corporation
                                                               Director, VALIC                       (1992 to present);
                                                               Company I (November                   Director, A.G. Belo
                                                               1998 to present);                     Corporation (1992 to
                                                               Director, VALIC                       present); Director,
                                                               Company II, (August                   Sysco Corporation
                                                               1998 to present);                     (1996 to present);
                                                               Director/Trustee of                   Director, Luby's,
                                                               SAMF and SunAmerica                   Inc. (1998 to
                                                               Senior Floating Rate                  present); Director,
                                                               Fund, Inc. ("SASFR").                 University of Texas
                                                               Formerly, President,                  Board of Regents (May
                                                               United Way of the                     2001 to present).
                                                               Texas Gulf Coast                      Formerly, Director,
                                                               (1992-1998);                          CypressTree Senior
                                                                                                     Floating Rate Fund,
                                                                                                     Inc. (June 2000 to
                                                                                                     May 2001); Formerly
                                                                                                     Director, USLIFE
                                                                                                     Income Fund, Inc.
                                                                                                     (November 1998 to
                                                                                                     December 2001);
                                                                                                     Formerly, Director,
                                                                                                     Houston Branch of the
                                                                                                     Federal Reserve Bank
                                                                                                     of Dallas
                                                                                                     (1992-2000);
                                                                                                     Formerly, Board
                                                                                                     Member, Sisters of
                                                                                                     Charity of the
                                                                                                     Incarnate Word
                                                                                                     (1996-1999).
----------------------------------------------------------------------------------------------------------------------------
William F. Devin            Director      2 years(3)           Director/Trustee of    75             Member of the Board
DOB: December 30, 1938                                         SAMF; SASFR; VALIC                    of Governors, Boston
                                                               Company I and VALIC                   Stock Exchange
                                                               Company II. Vice                      (1985-Present);
                                                               President, Fidelity                   formerly, Executive;
                                                               Capital Markets, a                    formerly, Director
                                                               division of National                  Cypress Tree Senior
                                                               Financial Services                    Floating Rate Fund,
                                                               Corporation                           Inc. (October
                                                               (1966-1996)                           1997-May 2001)
----------------------------------------------------------------------------------------------------------------------------


----------
(3)  Included time served on the North American Fund Board.

----------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                      Portfolios in
                            Position(s)                        Principal Occupation   Fund Complex
                            Held with     Length of Time       during the last 5      Overseen by    Other Directorships
Name and Date of Birth      Portfolios    Served               years                  Director(1)    Held by Director(2)
----------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat         Chairman of   6 years              Attorney, solo         46             Director of North
DOB: March 7, 1940          the Board                          practitioner,                         European Oil Royal
                                                               Chairman of the                       Trust
                                                               Boards of
                                                               Directors/Trustees of
                                                               SAMF and AST.
                                                               Director of SASFR.
----------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman           Director      6 years              Partner and Managing   46             None
DOB: May 10, 1943                                              Member of B.B.
                                                               Associates LLC
                                                               (menswear specialty
                                                               retailing  and
                                                               other activities)
                                                               since June 1988;
                                                               Director/Trustee
                                                               of SAMF, AST and
                                                               SASFR.
----------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa           Director      6 years              Founder and Chairman   37             Director, Real Estate
DOB: July 18, 1929                                             of the Board of the                   Business Service and
                                                               Sterpa   Group
                                                               (real Countrywide
                                                               Financial estate)
                                                               since 1962;
                                                               Director/Trustee
                                                               of SAMF.
----------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Number of
                                                                                        Strategies in
                              Position(s)   Length                                      Fund Complex
                              Held with     of Time   Principal Occupations             Overseen by    Other Directorships
Name and Date of Birth        Company       Served    During Past 5 Years               Director(1)    Held by Director(2)
----------------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck(4)           Director and  6 years   Director and President, the       83             None
DOB: January 23, 1954         President               Adviser, since August 1995;
                                                      Director, SunAmerica Capital
                                                      Services, Inc.  ("SACS"), since
                                                      August 1993; Director and
                                                      President, SunAmerica Fund
                                                      Services, Inc. ("SAFS"), since
                                                      May 1988; President, SAMF, AST
                                                      and SASFR.
----------------------------------------------------------------------------------------------------------------------------



----------
(4) Mr. Harbeck is considered to be an Interested Director because he serves as President and CEO of the Adviser, Director of AIGFAS, Director of SACS and Director and President of SAFS.

OFFICERS

----------------------------------------------------------------------------------------------------------------------------
                                                                                        Number of
                                                                                        Strategies in
                              Position(s)   Length                                      Fund Complex
                              Held with     of Time   Principal Occupations             Overseen by    Other Directorships
Name and Date of Birth        Company       Served    During Past 5 Years               Director(1)    Held by Director(2)
----------------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz              Vice          6 Years   Executive Vice President of the   N/A             N/A
DOB: October 14, 1958         President               Adviser, since April 1996;
                                                      Director and Chairman of the
                                                      Board, AIGFAS since February
                                                      2000; Vice President, SAMF
                                                      since November 1999; Director
                                                      and President, SACS, since
                                                      April 1996.
----------------------------------------------------------------------------------------------------------------------------
Robert M. Zakem               Secretary     10 Years  Senior Vice President and         N/A             N/A
DOB: January 26, 1958                                 General Counsel, the Adviser,
                                                      since April 1993; Executive
                                                      Vice President, General
                                                      Counsel and Director, SACS,
                                                      since August 1993; Vice
                                                      President, General Counsel and
                                                      Assistant Secretary, SAFS,
                                                      since January 1994; Vice
                                                      President, SunAmerica Series
                                                      Trust (SAST), APF and Seasons;
                                                      Assistant Secretary, SAST and
                                                      APF, since September 1993;
                                                      Assistant Secretary, Seasons,
                                                      since April 1997.
----------------------------------------------------------------------------------------------------------------------------

       The Directors of the Corporation are responsible for the overall supervision of the operation of the Strategies and the Corporation and perform various duties imposed on directors of investment companies by the 1940 Act and under the Corporation's Articles of Incorporation. Directors and officers of the Corporation are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser and distributed by SACS and other affiliates of SunAmerica Inc.


       The Strategy pays each Director who is not an interested person of the Strategy or the Adviser (each a "Disinterested" Director) annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives a pro rata portion (based upon the Strategy's net assets) of the $40,000 in annual compensation for acting as a director or trustee to all the retail funds in SAMF. In addition, each Disinterested Director received $20,000 in annual compensation for acting as trustee to AST. Also, each Disinterested Director of SASFR receives $900 per quarterly meeting for acting as a Director. Each Disinterested Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in the SAMF. Officers of the Strategies receive no direct remuneration in such capacity from the Corporation or the Strategies.

       The Board of Directors has established both an Audit and Nominating Committee.

       Each Disinterested Director serves on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Corporation's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of all of the SAMF as well as AST. With respect to each Strategy, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Strategy. The Audit Committee met twice during the fiscal year ended December 31, 2001.

       In addition, each Disinterested Director also serves on the Nominating Committee. The Nominating Committee recommends to the Directors those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. The Nominating Committee does not normally consider candidates proposed by shareholders for election as Directors. Members of the Nominating Committee serve without compensation. There were no meetings of the Nominating Committee during the fiscal year ended December 31, 2001.

       The  Directors  (and  Trustees)  of the  SAMF and AST  have  adopted  the
SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the Disinterested Directors of the SAMF. The Retirement Plan provides generally that if a Disinterested Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SAMF (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each of the SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the Disinterested Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each of the SAMF for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any retirement benefits credited during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

DIRECTOR OWNERSHIP OF STRATEGY SHARES

The following table shows the dollar range of shares beneficially owned by each Director as of December 31, 2001.


-----------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF
                                                                                 EQUITY SECURITIES IN ALL
                                                                                   REGISTERED INVESTMENT
                                                                                   COMPANIES OVERSEEN BY
                                              DOLLAR RANGE OF EQUITY               DIRECTOR IN FAMILY OF
           NAME OF DIRECTOR              SECURITIES IN THE CORPORATION(1)         INVESTMENT COMPANIES(2)
-----------------------------------------------------------------------------------------------------------------
S. James Coppersmith                         Focused Large-Cap Growth                $50,001-$100,000
                                                $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven                                   None                                None
-----------------------------------------------------------------------------------------------------------------
William F. Devin                                       None                                None
-----------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                          Focused Growth and Income                $10,001-$50,000
                                                $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                                      None                                None
-----------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa                            Focused Multi-Cap Growth                    >$100,000
                                               $50,000 - $100,000
                                             Focused Multi-Cap Value
                                                $10,001 - $50,000
                                               Focused Technology
                                                $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------
Peter A. Harbeck(3)                          Focused Large-Cap Growth                    >$100,000
                                               $50,000 - $100,000
                                               Focused 2000 Value
                                                $10,001 - $50,000
                                          Focused International Equity
                                                    >$100,000
                                             Focused Large-Cap Value
                                                    >$100,000
                                            Focused Multi-Cap Growth
                                                    >$100,000
                                             Focused Multi-Cap Value
                                                  $1 - $10,000
-----------------------------------------------------------------------------------------------------------------



----------
(1) Where a Portfolio is not listed with respect to a Director, the Director held no shares of the Portfolio.


(2) Includes the SunAmerica Mutual Funds (37 funds), Anchor Series Trust (8 portfolios) and SunAmerica Senior Floating Rate Fund, Inc. (1 fund), APF (7 series), SAST (33 portfolios) and Seasons (19 portfolios).


(3)    Interested Director

       The following table sets forth information summarizing the compensation that the Corporation paid each Disinterested Director for his services as Director for the fiscal year ended October 31, 2001, except as set forth below. The Directors who are interested persons of the Corporation receive no compensation.

                               COMPENSATION TABLE

----------------------------- ----------------------- --------------------- ---------------------- -----------------------------
                                                      PENSION OR                                   TOTAL COMPENSATION
                              AGGREGATE               RETIREMENT BENEFITS   ESTIMATED              FROM
                              COMPENSATION            ACCRUED AS            ANNUAL                 REGISTRANT AND FUND COMPLEX
                              FROM                    PART OF CORPORATION   BENEFITS UPON          PAID TO
DIRECTOR                      REGISTRANT              EXPENSES*             RETIREMENT *+          DIRECTORS*
----------------------------- ----------------------- --------------------- ---------------------- -----------------------------
S. James Coppersmith          $ 7,949                 $ 58,104              $ 28,757               $ 75,000
----------------------------- ----------------------- --------------------- ---------------------- -----------------------------
Samuel M. Eisenstat**         $ 8,341                 $ 51,601              $ 49,016               $ 80,340
----------------------------- ----------------------- --------------------- ---------------------- -----------------------------
Stephen J.  Gutman            $ 7,949                 $ 53,219              $ 64,594               $ 76,340
----------------------------- ----------------------- --------------------- ---------------------- -----------------------------
Sebastiano Sterpa***          $ 8,298                 $ 10,085              $ 10,962               $ 53,333
----------------------------- ----------------------- --------------------- ---------------------- -----------------------------
William F. Devin****          $ 1,489                 $     --              $ 44,800               $ 27,906
----------------------------- ----------------------- --------------------- ---------------------- -----------------------------
Judith L. Craven****          $ 1,489                 $  5,119              $ 44,800               $ 59,833
----------------------------- ----------------------- --------------------- ---------------------- -----------------------------

* Information is as of 12/31/01 for the nine investment companies in the complex that pay fees to these directors/trustees. The complex consists of the SAMF, AST, SASFR, VALIC Company I, VALIC Company II, SAST, Seasons, Brazos and APF.
** Mr. Eisenstat receives additional compensation for serving as Chairman of some of the boards in the complex.
***    Mr. Sterpa is not a trustee of AST.
**** Mr. Devin and Dr. Craven were elected to the Board effective as of November 16, 2001. Mr. Devin and Dr. Craven are not trustees of AST.
+      Assumes  the  Participant   elects  to  receive  benefits  in  15  yearly
       installments for the SAMF and AST Retirement Plans and 10 yearly installments for VALIC Company I and VALIC Company II Retirement Plans.




       As of the date of this Statement of Additional Information, the Directors and Officers of the Corporation owned in the aggregate less than 1% of each series and each class of each series total outstanding shares. The Strategies commenced operations on November 8, 2002. Immediately prior to commencement, the Adviser was the sole initial shareholder of each Strategy.

       ADVISER, PERSONAL SECURITIES TRADING, DISTRIBUTOR AND ADMINISTRATOR


         SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica, which was organized as a Delaware corporation in 1982, is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, and acts as the investment adviser to the Strategies pursuant to the Investment Advisory and Management Agreement (the "Management Agreement") with the Corporation, on behalf of the Strategies. As of September 30, 2002, SunAmerica managed, advised and/or administered more than $29.7 billion of assets. SunAmerica is a wholly owned subsidiary of AIG SunAmerica Inc., which in turn is a wholly owned subsidiary of American International Group, Inc. ("AIG").


       AIG, a Delaware corporation, is a holding company that through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities.


       Under the Management Agreement, SunAmerica selects and manages the investments of the Strategies (I.E., selects the Underlying Funds and allocates and reallocates Strategy assets among them), provides various administrative services and supervises the Corporation's daily business affairs, subject to general review by the Directors.

       Except to the extent otherwise specified in the Management Agreement, each Strategy pays, or causes to be paid, all other expenses of the Corporation and each Strategy, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of each Strategy and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information regarding the Strategies, and supplements thereto, to the shareholders of the Strategy; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of each Strategy; postage; insurance premiums on property or personnel (including Officers and Directors) of the Corporation that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Corporation's operation. The Strategies indirectly bear their proportionate share of similar expenses at the Underlying Funds level.

       The annual rate of the investment advisory fee payable to SunAmerica by each Strategy is 0.10% of average daily net assets.

       The Management Agreement continues in effect with respect to the Strategies, for a period of two years from the date of execution unless terminated sooner, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of the outstanding voting securities of each Strategy. Any such continuation also requires approval by a majority of the Disinterested Directors by vote cast in person at a meeting called for such purpose. The Management Agreement may be terminated with respect to the Strategy at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the Strategy's outstanding voting securities or by SunAmerica. The Management Agreement automatically terminates with respect to the Strategy in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

       Under the terms of the Management Agreement, SunAmerica is not liable to the Strategies, or their respective shareholders, for any act or omission by it or for any losses sustained by any Strategy or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


                    BOARD APPROVAL OF THE ADVISORY AGREEMENT


       The Board of Directors of the Corporation, including the Disinterested Directors, approved the Strategy's Advisory Agreement with the Adviser with respect to each Strategy for an initial two-year period. In approving the the Strategy's Advisory Agreement, the Board, including the Disinterested Directors, considered (i) the reasonableness of the Advisory fee in light of the nature and quality of Advisory services to be provided and any additional benefits received by the Adviser or its affiliates in connection with providing services to the Strategy, (ii) the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and affiliated companies, (iii) each Strategy's expense ratio as compared to the expense ratios of other similar funds, (iv) economics of scale, (v) the terms of the agreement, (vi) the overall organization of the Adviser, as well as the Adviser's profitability and financial condition.

       In addition, the Board reviewed the Code of Ethics of the Adviser, and determined that it contains provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by the personnel in connection with their personal transactions in securities held or to be acquired by the Strategy.

       In making their determination regarding the nature and quality of the Adviser's services, the Directors considered the expertise and experience of its Portfolio managers and research staff, the firm's investment style and process, and the level and process of monitoring the managers conducted by SunAmerica's research teams. The Directors considered the fact that the Adviser had prior experience managing funds that employed a fund of funds investment strategy. With respect to administrative services, the Directors considered statistical analyses prepared by the Adviser, staffing, and the resources of SunAmerica and its affiliates in executing the services. The Directors determined that the staffing was adequate and that SunAmerica's resources were sufficient to administer the Strategies. The Directors analyzed the structure and duties of SunAmerica's accounting, operations, legal and compliance departments. With respect to SunAmerica's organization, the Board reviewed confidential financial statements relating to the firm's profitability and financial condition, and the Directors considered SunAmerica's relationships with its affiliates and the resources available to them.

       Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Directors, including the Disinterested Directors, concluded that: (i) the Advisory fee structures are fair and reasonable in light of the types of funds involved; (ii) the Adviser possesses the necessary expertise to manage a fund of funds; and (iii) the Adviser has the resources available to provide adequate administrative and shareholder services, and that the Advisory Agreement should be approved.

       The Advisory Agreement continues in effect for an initial two-year term, and thereafter from year to year, if approved at least annually by vote of a majority of the Directors or by the holders of a majority of each Strategy's outstanding voting securities. Any such continuation also requires approval by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party as defined in the 1940 Act by vote cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Directors, by the holders of a majority of the Strategy's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

       Under the terms of the Advisory Agreement, the Adviser is not liable to a Strategy or its shareholders for any act or omission by it or for any losses sustained by the Strategy or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


       PERSONAL SECURITIES TRADING. The Corporation, SunAmerica and the Distributor have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is (1) any trustee, director, officer, general partner or advisory person of the investment company or SunAmerica; (2) any director or officer of the Distributor who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities for the investment client or whose functions or duties as part of the ordinary course of his or her business relate to the making of any recommendation to the investment client regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by SunAmerica, (ii) initial public offerings, (iii) private placements, (iv) blackout periods, (v)
short-term  trading  profits,  (vi)  gifts,  and (vii)  services  as a director.
Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Strategies. These guidelines are substantially similar to those contained in the Report of the
Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. SunAmerica reports to the Board of Directors on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Corporation, SunAmerica or Distributor during the quarter.


       THE DISTRIBUTOR. The Corporation, on behalf of the Strategies, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Strategy. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The

Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of each Strategy through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing prospectuses, annual reports and other periodic reports respecting each Strategy, for distribution to persons who are not shareholders of the Strategies and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Strategies (see "Distribution Plans" below).

       The Distribution Agreement with respect to the Strategies will remain in effect for two years from the date of execution unless terminated sooner, and thereafter from year to year if such continuance is approved at least annually by the Directors, including a majority of the Disinterested Directors. The Corporation and the Distributor each has the right to terminate the Distribution Agreement with respect to the Strategies on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.


       The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Strategies. In some instances, such additional commissions, fees or other incentives may be offered among the brokers affiliated with the Distributor, which are: Royal Alliance Associates, Inc., SunAmerica Securities, Inc., Sentra Securities Corporation, Spelman & Co., Inc., Financial Service Corporation, Advantage Capital Corporation, AIG Equity Sales Corp., AIG Financial Securities Corp, AIG International Securities, Inc., Pembrook Securities, Inc., American General Securities, Inc., American General Financial Advisors, Inc., The Variable Annuity Marketing Company, American General Distributors, Inc., American General Funds Distributors, Inc., AGF Investment Corp., Franklin Financial Services Corporation, certain affiliates of the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Strategy, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm. Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid to any investor.


       DISTRIBUTION PLANS. As indicated in the Prospectus, the Directors of the Corporation have adopted Distribution Plans (the "Class B Plan," and the "Class II Plan" and collectively, the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. Reference is made to "Strategy Management - Distributor" in the Prospectus for certain information with respect to the Distribution Plans.

       Under the Class B and Class II Plans, the Distributor may receive payments from each Strategy at the annual rate of 0.65% of the average daily net assets of each Strategy's Class B and Class II shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing each such class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Strategy shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers. In addition to distribution payments by the Strategies, the Distributor may receive distribution payments from the Underlying Funds of up to 0.10% and account maintenance and service fees of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance.

       Continuance of the Distribution Plans with respect to the Strategies is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Directors"). A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Strategy, without approval of the shareholders of the affected class of shares of that Strategy. In addition, all material amendments to the Distribution Plans must be approved by the Directors in the manner described above. A Distribution Plan may be terminated at any time with respect to a Strategy without payment of any penalty by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Strategy. So long as the Distribution Plans are in effect, the election and nomination of the Independent Directors of the Corporation shall be committed to the discretion of the Independent Directors. In the Directors' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans with respect to a Strategy, the Directors must consider all factors they deem relevant, including information as to the benefits of the Strategy and the shareholders of the relevant class of the Strategy.


       It is possible that in any given year the amount paid to the Distributor under any of the Distribution Plans will exceed the Distributor's distribution costs as described above.


       THE ADMINISTRATOR. The Corporation has entered into a Service Agreement, under the terms of which SAFS, an indirect wholly owned subsidiary of AIG, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of a Strategy. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs, which include all direct transfer agency fees and out-of-pocket expenses, in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.


       The Service Agreement will remain in effect for two years from the date of approval with respect to the Strategies and from year to year thereafter provided its continuance is approved annually by vote of the Directors including a majority of the Disinterested Directors.


       For further information regarding the Transfer Agent see the section entitled "Additional Information" below.


                       STRATEGY TRANSACTIONS AND BROKERAGE

       Advisers to the Underlying Funds are responsible for decisions to buy and sell securities for the Underlying Funds and for the selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, a brokerage affiliate of SunAmerica.

       In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

       The primary consideration of an adviser to an Underlying Fund in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the adviser may select broker-dealers that provide it with research services-analyses and reports concerning issuers, industries, securities, economic factors and trends-and may cause the Underlying Funds to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer.

       For more information about the brokerage practices of the Underlying Funds and for information regarding brokerage commissions paid by the Underlying Funds, see their prospectuses and statements of additional information.

               ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES


       Upon making an investment in shares of the Strategies, an open account will be established under which shares of the Strategies and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder's account by the Transfer Agent. Shareholders will not be issued certificates for their shares unless they specifically so request in writing, but no certificate is issued for fractional shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850, extension 5125.

       Shareholders who have met the Strategies' minimum initial investment may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semi-annual or annual basis. Purchases can be made via electronic funds transfer through the Automated Clearing House. Purchases made via physical draft check require an authorization card to be filed with the shareholder's bank.

       Shares of the Strategies are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor (i) may be imposed at the time of purchase (Class A shares), (ii) may be deferred (Class B shares and purchases of Class A shares in excess of $1 million) or (iii) may contain elements of a sales charge that is both imposed at the time of purchase and deferred (Class II shares). Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the purchase of shares of the Strategies.

       CONTINGENT DEFERRED SALES CHARGES ("CDSCS") APPLICABLE TO CLASS B SHARES. Class B shares purchased (other than through the reinvestment of dividends and distributions, which are not subject to the CDSC) will be subject to the CDSC schedule reflected in the current Prospectus.

       WAIVER OF CDSCS. As discussed under "Shareholder Account Information" in the Prospectus, CDSCs may be waived on redemptions of Class B and Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

       DEATH. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If Class B shares or Class II shares are not redeemed within one year of the death, they will remain Class B shares or Class II shares, as applicable, and be subject to the applicable CDSC, when redeemed.

       DISABILITY. A CDSC may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

       DISTRIBUTIONS OR LOANS. CDSCs may be waived on taxable distributions or loans to participants of qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Funds Services, Inc. serves as a fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made.

       SYSTEMATIC WITHDRAWAL PLAN. CDSCs may be waived when routine bill payment or periodic withdrawals are made from an investor's account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established.


       PURCHASES THROUGH THE DISTRIBUTOR. An investor may purchase shares of a Strategy through dealers who have entered into selected dealer agreements with the Distributor. An investor's dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Strategy. Orders received by the Distributor before the Strategy's close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (the "NYSE") that day. Orders received by the Distributor after the close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. The Strategies will not be responsible for delays caused by dealers.

       PURCHASE BY CHECK. Checks should be made payable to the specific Strategy or to "SunAmerica Funds." If the payment is for a retirement plan account for which SunAmerica serves as fiduciary, please note on the check that payment is for such an account. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 219373, Kansas City, Missouri 64121-9373 and the shareholder's Strategy account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the Strategies at the net asset value next computed after the check is received, plus the applicable sales charge. Subsequent purchases of shares of the Strategy may be purchased directly through the Transfer Agent. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, the Corporation will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Corporation in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Corporation does not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by the Corporation should not be considered verification thereof. Neither the Corporation nor its affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See "Shareholder Account Information" in the Prospectus.)


       PURCHASE THROUGH SAFS. SAFS will affect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum $500 investment requirement for wire orders). If such order is received at or prior to the Corporation's close of business, the purchase of shares of a Corporation will be affected on that day. If the order is received after the Corporation's close of business, the order will be effected on the next business day.

       PURCHASE BY FEDERAL FUNDS WIRE. An investor may make purchases by having his or her bank wire federal funds to the Corporation's Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Corporation and the Transfer Agent are open for business. In order to insure prompt receipt of a federal funds wire, it is important that these steps be followed:

       1. You must have an existing SunAmerica Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to SAFS at: (212) 551-5585.

       2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at (800) 858-8850, extension 5125 to obtain your new account number.

       3.     Instruct  the bank to wire the  specified  amount to the  Transfer
              Agent: State Street Bank and Trust Company, Boston, MA, ABA# 0110-00028; DDA# 99029712, [Name of Strategy], Class [_] (include shareholder name and account number).

       WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of the Adviser and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs). Such plans may include certain employee benefit plans qualified under Sections 401 or 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code (collectively, the "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Strategies (or in combination with the shares of other SAMF) is at least $400,000, (b) the sponsor signs a $400,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 75 eligible employees, or (d) the purchases are by trustees or other fiduciaries for certain employer-sponsored plans, the trustee, fiduciary or administrator that has an agreement with the Distributor with respect to such purchases and all such transactions for the plan are executed through a single omnibus account. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions, financial planners or registered investment advisers adhering to the following standards established by the Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and
(ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Funds may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the Fund. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases of shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.

       REDUCED SALES CHARGES (CLASS A SHARES ONLY). As discussed under "Shareholder Account Information" in the Prospectus, investors in Class A shares of each of the Strategies may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Corporation.

       COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations by combining purchases of shares of the Strategies into a single transaction:

       1.     an individual, or a "company" as defined in Section 2(a)(8) of the
              1940  Act  (which   includes   corporations   that  are  corporate
              affiliates of each other);

       2. an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

       3. a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code);

       4. tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);

       5. employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and

       6.     group purchases as described below.

       A combined purchase currently may also include shares of other funds in SAMF (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.


       RIGHTS OF ACCUMULATION. A purchaser of shares of the Strategies may qualify for a reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of a Strategy that were previously purchased, shares of the other classes of the same Strategy, as well as shares of any class of any other Strategy or of any of the other funds advised by SunAmerica, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.


       The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.


       LETTER OF INTENT.  A reduction of sales  charges is also  available to an investor who, pursuant to a written Letter of Intent set forth in the New Account Application in the Prospectus, establishes a total investment goal in Class A shares of a Strategy or funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in a Strategy or funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of the Strategies, other funds of the Corporation or of other funds advised by SunAmerica that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

       The Letter of Intent does not obligate the investor to purchase, nor the Corporation to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Strategy purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Strategies pursuant to this purchase plan should carefully read such Letter of Intent.


       REDUCED SALES CHARGE FOR GROUP PURCHASES. Members of qualified groups may purchase Class A shares of a Strategy under the combined purchase privilege as described above.


       To receive a rate based on combined purchases, group members must purchase Class A shares of a Strategy through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Strategy's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member.


       Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide its designated investment dealer at least annually access to the group's membership by means of written communication or direct presentation to the membership at a meeting; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.

       Members of a qualified group include: (i) any group that meets the requirements stated above and is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association that would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring the Strategies' shares for the benefit of any of the foregoing.

       Interested groups should contact their investment dealer or the Distributor. The Corporation reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Strategy at any time.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES


       Reference is made to "Shareholder Account Information" in the Prospectus for certain information as to the redemption of Strategy shares.

       If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of the Strategy to make payment wholly or partly in cash, the Corporation may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Strategy in lieu of cash. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing the Strategies' securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

       The Distributor is authorized, as agent for the Strategies, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of the Strategies next-determined after the repurchase order is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Strategies' close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Strategies nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.

                               EXCHANGE PRIVILEGE


       Shareholders in the Strategies may exchange their shares for the same class of shares of any other Strategy or other funds within the SunAmerica Family of Funds, except SunAmerica Senior Floating Rate Fund, that offer such class at the respective net asset value per share.


       Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $50 and there is no fee for exchanges made. All exchanges can be affected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at (800) 858-8850, extension 5125.

       If a shareholder acquires Class A shares through an exchange from another SAMF where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, as described in the Prospectus applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon redemption of any of such shares.

       A shareholder who acquires Class B or Class II shares through an exchange from another SAMF will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.


       Because excessive trading (including short-term "market timing" trading) can hurt a Strategy's performance, a Strategy may refuse any exchange sell order
(1) if it appears to be a market timing transaction involving a significant portion of that Strategy's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

       In addition, the Strategies reserve the right to refuse any exchange purchase order if, in the judgment of SunAmerica, the Strategies would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected. A shareholder's purchase exchange may be restricted or refused if a Strategy receives or anticipates simultaneous orders affecting significant portions of that Strategy's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Strategy and may therefore be refused.

                        DETERMINATION OF NET ASSET VALUE


       The Corporation is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NAV for each Strategy also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Strategy. Each Strategy calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class. Shares of the Underlying
Funds are valued at the closing net asset value per share of the respective Underlying Fund on the day of valuation, generally as of the close of regular trading on the NYSE for the day. To the extent the Strategies might hold other securities, they are valued as follows: investments for which market quotations are readily available are valued at their price as of the close of regular trading on the NYSE for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

       Stocks are valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, the Strategy uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Corporation if acquired within 60 days of maturity or, if already held by the Corporation on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. The fair value of all other assets is added to the value of securities to arrive at a Strategy's total assets.


       A Strategy's liabilities, including proper accruals of expense items, are deducted from total assets.

                                PERFORMANCE DATA


       The Strategies may advertise performance data that reflects various measures of total return and the Strategies may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used are as follows.

       The Strategies' performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.


       Average annual total return is determined separately for Class A, Class B, and Class II shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                 P(1 + T)N = ERV

                  P = a hypothetical initial purchase payment of $1,000
                  T = average annual total return
                  N = number of years
                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

       The above formula assumes that:

              (a) The maximum sales load (i.e., either the front-end sales load in the case of the Class A or Class II shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B or Class II shares) is deducted from the initial $1,000 purchase payment;

              (b) All dividends and distributions are reinvested at net asset value; and

              (c)    Complete redemption occurs at the end of the 1-, 5-, or 10-
                     year  periods  or  fractional   portion  thereof  with  all
                     nonrecurring charges deducted accordingly.


       The Strategies' do not have an average annual total return for the 1-year period ended October 31, 2001 since the Strategies have not been in existence for a full calendar year.

       The Strategies may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

       Average annual total return (after taxes on distributions) is determined separately for each class in accordance with a formula specified by the SEC. Average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return for the 1-, 5- and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:
                                        n
                                P(1 + T)  = ATV
                                               D

              P    = a hypothetical initial purchase payment of $1,000.
              T    = average annual total return (after taxes on distributions).
              n    = number of years.
              ATV  = ending value of a hypothetical $1,000 payment made
                 D at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

                             The above formula assumes that:

              a. The maximum sales load (I.E., either the front-end sales load in the case of the Class A shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B and Class II shares) is deducted from the initial $1,000 purchase payment;

              b. All dividends and distributions, less the taxes due on such dividends and distributions, are reinvested at net asset value; and

              c. The highest individual marginal federal income tax rates were applied to each component of the distributions on the reinvestment date.

              d.     Complete redemption occurs at the end of the 1-, 5-, or 10-
                     year  periods  or  fractional   portion  thereof  with  all
                     nonrecurring charges deducted accordingly.

       The Strategies' do not have an average annual total return (after taxes on distributions) for the 1-year period ended October 31, 2001 since the Strategies have not been in existence for a full calendar year.

       Average annual total return (after taxes on distributions and redemptions) is determined separately for each class in accordance with a formula specified by the SEC. Average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rates of return for the 1-, 5- and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                                    n
                            P(1 + T)  = ATV
                                           DR

              P      =  a hypothetical initial purchase payment of $1,000.
              T      =  average annual total return (after taxes on
                        distributions and redemption).
              n      =  number of years.
              ATV    =  ending value of a hypothetical $1,000 payment made
                 DR     at the  beginning of the 1-, 5-, or 10- year periods at
                        the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on fund.

                                 The above formula assumes that:

              a. The maximum sales load (I.E., either the front-end sales load in the case of the Class A shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B and Class II shares) is deducted from the initial $1,000 purchase payment;

              b. All dividends and distributions, less the taxes due on such dividends and distributions, are reinvested at net asset value; and

              c. The highest individual marginal federal income tax rates were applied to each component of the distributions on the reinvestment date.

              d.     Complete redemption occurs at the end of the 1-, 5-, or 10-
                     year  periods  or  fractional   portion  thereof  with  all
                     nonrecurring charges deducted accordingly.

       The Strategies' do not have an average annual total return (after taxes on distributions and redemptions) for the 1-year period ended October 31, 2001 since the Strategies have not been in existence for a full calendar year.

       The Strategies may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

       COMPARISONS

       The Strategies may compare their respective total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating investment in the Strategies. The following references may be used:

              (a) AMEX Biotech Index -- is based on 15 stocks and is designed to provide a balanced measurement of core companies in the biotech industry.

              (b) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

              (c) Standard & Poor's 500 Composite Stock Price Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

              (d) Standard & Poor's 100 Stock Index -- an unmanaged index based on the prices of 100 blue chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The Standard & Poor's 100 Stock Index is a smaller, more flexible index for options trading.

              (e) The NYSE composite or component indices -- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

              (f) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

              (g) Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

              (h) CDA Mutual Fund Report, published by CDA Investment Technologies, analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

              (i) Mutual Fund Source Book, Principia and other publications and information services provided by Morningstar, Inc.-- analyzes price, risk and total return for the mutual fund industry.

              (j) Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses that rate mutual fund performance over specified time periods.

              (k) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of periodic change in the price of goods and services in major expenditure groups.

              (l) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates -- historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

              (m) Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.

              (n) Shearson-Lehman Municipal Bond Index and Government/Corporate Bond Index -- unmanaged indices that track a basket of intermediate and long-term bonds. Reflect total return and yield and assume dividend reinvestment.

              (o) Salomon GNMA Index published by Salomon Brothers Inc. --Market value of all outstanding 30-year GNMA Mortgage Pass-Through Securities that includes single family and graduated payment mortgages.

              (p) Salomon Mortgage Pass-Through Index published by Salomon Brothers Inc.--Market value of all outstanding agency mortgage pass-through securities that includes 15- and 30-year FNMA, FHLMC and GNMA Securities.

              (q) Value Line Geometric Index -- broad based index made up of approximately 1700 stocks each of which have an equal weighting.

              (r) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

              (s) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or more in market capitalization. The index is priced monthly.

              (t)    Salomon   Brothers  High  Grade  Corporate  Bond  Index  --
                     consists of publicly issued, non-convertible corporate bonds rated "AA" or "AAA." It is a value-weighted, total return index, including approximately 800 issues.

              (u) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.

              (v) Salomon Brothers World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

                     Australian Dollars             Netherlands Guilders
                     Canadian Dollars               Swiss Francs
                     European Currency Units        UK Pound Sterling
                     French Francs                  U.S. Dollars
                     Japanese Yen                   German Deutsche Marks

              (w) J.P. Morgan Global Government Bond Index -- a total return, market capitalization-weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom, and the United States.

              (x) Shearson Lehman Long-Term Treasury Bond Index -- is comprised of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

              (y) NASDAQ Industrial Index -- is comprised of more than 3,000 industrial issues. It is a value-weighted index calculated on pure change only and does not include income.

              (z) The MSCI Combined Far East Free ex Japan Index -- a market capitalization weighted index comprised of stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in this index at 20% of its market capitalization.

              (aa) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

              (bb) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

              (cc) Russell 2000 and 3000 Indices-- represents the top 2,000 and the top 3,000 stocks, respectively, traded on the NYSE, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

              (dd) Russell Midcap Growth Index -- contains those Russell Midcap securities with a greater-than-average growth orientation. The stocks are also members of the Russell 1000 Growth Index, the securities in which tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

              (ee) Russell 1000 Index -- measures the performance of the 1,000 largest U.S. companies based on total market capitalization, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $14.1 billion; the median market capitalization was approximately $4.1 billion. The smallest company in the index had an approximate market capitalization of $1.6 billion.

              (ff) Russell Mid-Cap Index -- measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.2 billion; the median market capitalization was approximately $3.2 billion. The largest company in the index has an approximate market capitalization of $13 billion.

              (gg) Russell 2000 Growth Index -- measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

              (hh) NASDAQ Composite Index-- is a market value weighted index composed of over 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market.

              (ii)   Russell 3000 Growth Index -- measures  the  performance  of
                     those   Russell   3000   Index    companies   with   higher
                     price-to-book ratios and higher forecasted growth values.

              (jj) Lehman Brothers Aggregate Bond Index -- represents securities that are domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

              (kk) Lehman Brothers Intermediate Government Index-- represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government in the intermediate maturity range.

              (ll) Russell 1000 Value Index -- measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

              (mm) Wilshire Large Cap Value Index -- measures large-cap stocks that exhibit value characteristics. This is a market cap weighted index including a selection of securities from the Wilshire Large Cap 750 Index that meet Wilshire's criteria for value.

       In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Strategy that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Strategy to calculate its figures. Specifically, a Strategy may compare its performance to that of certain indices that include securities with government guarantees. However, the Strategy's shares do not contain any such guarantees. In addition, there can be no assurance that the Strategy will continue its performance as compared to such other standards.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


       DIVIDENDS AND DISTRIBUTIONS. The Strategies intend to distribute to the registered holders of its shares substantially all of their respective net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. The Strategies intend to distribute any net long-term capital gains in excess of any net short-term capital losses from the sale of assets. The current policy of the SunAmerica Focused Fixed Income Strategy, SunAmerica Focused Fixed Income and Equity Strategy and SunAmerica Focused Balanced Strategy is to pay investment income dividends, if any, quarterly. The current policy of the SunAmerica Focused Multi-Asset Strategy and SunAmerica Focused Equity Strategy is to pay investment income dividends, if any, annually. The Strategies intend to pay net capital gains, if any, annually. In determining amounts of capital gains to be distributed, any capital loss carry-forwards from prior years will be offset against capital gains.

       Distributions will be paid in additional shares of the applicable Strategy based on the net asset value at the close of business on the ex-dividend or reinvestment date, unless the dividends total in excess of $10.00 per distribution period and the shareholder notifies the applicable Strategy at least five business days prior to the payment date to receive such distributions in cash.


       If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.


       TAXES. Each Strategy is qualified, and intends to remain qualified and elect to be taxed as a regulated investment company under Subchapter M of the Code for each taxable year. In order to be qualified as a regulated investment company, each Strategy generally must, among other things, (a) derive at least 90% of its gross income from the sales or other disposition of securities, dividends, interest, payments with respect to certain securities loans and certain other related income; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Strategy's assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount no greater than 5% the value of a Strategy's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).


       As a regulated investment company, a Strategy will not be subject to U.S. Federal income tax on ordinary income and net capital gains which are distributed as dividends or capital gains distributions to shareholders provided that such Strategy distributes to shareholders at least 90% of its investment company taxable income for the taxable year and 90% of its net tax-exempt interest income, if any, for the taxable year. Each Strategy intends to distribute sufficient income to meet this qualification requirement.


       Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Strategy must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its net capital gains, I.E., net long-term capital gains in excess of its short-term capital losses, for the one-year period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the preceding year that were not distributed during such year.

To avoid application of the excise tax, each Strategy intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid during the calendar year if it is actually paid during such year. Additionally, a distribution will be treated as paid on December 31 of a calendar year if it is declared by a distributing Strategy in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by that Strategy during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31 in the calendar year in which such dividend is declared, rather than on the date on which the distributions are actually received.


       Distributions of net investment income and short-term capital gains ("ordinary income dividends") are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. The portion of such ordinary income dividends received from a Strategy that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of that Strategy's gross income, exclusive of capital gains from sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain real estate investment trusts, and will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of each taxable year. Distributions of net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than one year over net short-term capital losses, and including such gains from certain transactions in futures and options), if any, are taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals generally is 20%. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.


       Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Except as discussed below, the amount of any CDSC will reduce the amount realized for purposes of determining gain or loss. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than one year and capital gain taxable generally at the maximum rate of 20% if such shares were held for more than one year. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than one year. Any such loss will be treated as long-term capital loss if such shares were held for more than one year. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.


       Generally, any loss realized on a sale or exchange of shares of a Strategy will be disallowed if other shares of such Strategy are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

       Under certain circumstances the sales charge incurred in acquiring shares of a Strategy may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies if shares of a Strategy are exchanged within 90 days after the date they were purchased and the new shares are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.

       Income received by a Strategy from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Strategy will be subject, since the amount of that Strategy's assets to be invested in various countries is not known. If more than 50% in value of a Strategy's total assets at the close of its taxable year consists of securities of foreign corporations, that Strategy will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of that Strategy will be required to include (in addition to taxable dividends actually received) their proportionate share of such foreign taxes paid by such Strategy in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations and the Strategy and the shareholders satisfying certain holding period requirements, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by non-corporate shareholders who do not itemize deductions. Of course, certain retirement accounts which are not subject to tax cannot claim foreign tax credits on investments in foreign securities held in a Strategy. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from a Strategy's election described in this paragraph but will not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.

       Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Strategy accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Strategy actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss. These gains, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Strategy's investment company taxable income available to be distributed to its shareholders as ordinary income. In certain cases, a Strategy may be entitled to elect to treat foreign currency gains on forward or futures contracts, or options thereon, as capital gains.

       The Code includes special rules applicable to listed non-equity options, regulated futures contracts, and listed options on futures contracts which a Strategy may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Strategy at the end of a taxable year, generally are required to be treated as sold at market value on the last business day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Strategy from transactions in over-the-counter options written by such Strategy generally constitute short-term capital gains or losses. Any gain or loss recognized by a Strategy from transactions in over-the-counter options purchased by such Strategy generally has the same character as the property to which the option relates has in the hands of such Strategy (or would have if acquired by the Strategy). When call options written, or put options purchased, by a Strategy are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.


       A substantial portion of the Strategies' transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle, at least one (but not all) of the positions of which is a Section 1256 contract, would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of recognized gain in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Strategy when offsetting positions are established and which may convert certain capital losses from short-term to long-term, and (iv) "conversion transaction" rules which recharacterize all or a portion of capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

       Code Section 1259 requires the recognition of gain if a Strategy makes a "constructive sale" of an appreciated financial position (E.G., stock). A Strategy generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

       The Strategies may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Strategy and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by a Strategy in a taxable year may not be represented by cash income, a Strategy may have to dispose of other securities and use the proceeds to make distributions to shareholders.

       The Strategies may be required to backup withhold U.S. Federal income tax at the rate of 30% in the years 2002 and 2003, 29% in the years 2004 and 2005, and 28% in the year 2006 and thereafter of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld generally may be credited against a shareholder's U.S. Federal income tax liability. Any distributions of net investment income or short-term capital gains made to a foreign shareholder will generally be subject to U.S. withholding tax of 30% (or a lower treaty rate if applicable to such shareholder).

       The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in a Strategy. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.


                                RETIREMENT PLANS


       Shares of the Strategies may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of the Strategy through purchase by any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that anyone considering an acquisition of Shares by a retirement plan consult a tax adviser before the acquisition is made.


       PENSION AND PROFIT-SHARING PLANS

       Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

       TAX-SHELTERED CUSTODIAL ACCOUNTS

       Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of a Strategy may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.

       TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS

       Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a Traditional IRA), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.

       SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SARSEP)

       A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck on a before-tax basis, and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.

       SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)

       This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions, or the earnings thereon, until they are withdrawn.

       ROTH IRA

       Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally under Section 408A of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute to a Roth IRA. Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

       EDUCATION IRA

       Education IRAs were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 530 of the Code, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $150,000, may contribute up to $500 each year to an Education IRA on behalf of a child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

       INDIVIDUAL(K)

       The Individual(k) plan is intended for owner-only businesses and businesses with employees that can be excluded under federal laws governing plan coverage requirements. The Individual(k) is a type of 401(k) plan made newly relevant to owner-only businesses because of changes made to the section 415 and 404 limits provided by the Economic Growth and Tax Relief Act of 2001 (EGTRRA). The Individual(k) generally allows for an employer contribution of 25% of compensation and an employee salary deferral up to the limit defined in IRC
Section 402(g). In addition, because of its smaller size, the Individual(k) is also less complex and less costly than the typical multiple-employee 401(k) plan.

       529 PLAN

       The 529 plan is a state-sponsored educational savings vehicle. Plan assets grow on a tax free basis and distributions from the plan used to pay educational expenses are federal income tax free. In addition, participants may be able to deduct contribution amounts from state income taxes depending on their state of residence. Unlike pre-paid tuition plans, 529 accounts are considered parental assets and only 5.6% of the account balance per year can be considered when determining the amount of eligible financial aid.

                              DESCRIPTION OF SHARES


       Ownership of the Corporation is represented by shares of common stock. The total number of shares that the Corporation has authority to issue is two billion (2,000,000,000) shares of common stock (par value $0.0001 per share), amounting in aggregate par value to two hundred thousand dollars ($200,000.00).

       Currently, shares of the Strategies have been authorized pursuant to the Corporation's Articles of Incorporation ("Articles") and are each divided into three classes of shares, designated as Class A, Class B and Class II. The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment funds within the Corporation that would operate independently from the Corporation's present funds, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Corporation's shares represents the interests of the shareholders of that series in a particular series of Corporation assets. In addition, the Directors may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

       Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Corporation need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act. Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Corporation. In addition, the Directors may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All classes of shares will vote with respect to certain matters, such as election of Directors. When all Strategies are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Strategies' policies, only shareholders of the Strategy affected by the matter may be entitled to vote.

       The classes of shares of the Strategy are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, (iii) Class B shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class B shares convert automatically to Class A shares on the first business day of the month eight years after the purchase of such Class B shares, (v) Class II shares are subject to an initial sales charge, a distribution fee, an ongoing account maintenance and service fee and a CDSC, (vi) each class has voting rights on matters that pertain to the Rule
12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, and (vii) each class of shares will be exchangeable into the same class of shares of any other fund of the Corporation or other SAMFs that offer that class except that Class II shares will be exchangeable into Class C shares of the other SAMFs that do not offer Class II. All shares of the Corporation issued and outstanding and all shares offered by the Prospectus when issued, are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Corporation. In addition, shares have no conversion rights, except as described above.


       The Articles provide, to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted (as limited by the 1940
Act) that no Director or officer of the Corporation shall be personally liable to the Corporation or to stockholders for money damages. The Articles provide that the Corporation shall indemnify (i) the Directors and officers, whether serving the Corporation or its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force (as limited by the 1940 Act), including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-laws and be permitted by law. The duration of the Corporation shall be perpetual.

                             ADDITIONAL INFORMATION

       COMPUTATION OF OFFERING PRICE PER SHARE.


       The following is the offering price calculation for each Class of shares of each Strategy. The calculations are based on the value of the net assets and number of shares outstanding as of the date of the commencement of the Strategy's offering.


--------------------------------------------------- -----------------------------------------------------
                                                             SUNAMERICA FOCUSED EQUITY STRATEGY
--------------------------------------------------- -----------------------------------------------------
                                                         CLASS A           CLASS B          CLASS II
--------------------------------------------------- ------------------ ----------------- ----------------
 Net Assets........................................     $100,000           $100,000         $100,000
--------------------------------------------------- ------------------ ----------------- ----------------
 Number of Shares Outstanding......................       8,000             8,000             8,000
--------------------------------------------------- ------------------ ----------------- ----------------

 Net Asset Value Per Share (net assets
      divided by number of shares).................      $12.50             $12.50           $12.50
--------------------------------------------------- ------------------ ----------------- ----------------
 Sales charge for Class A Shares 5.75% of
     offering price (6.10% of net
     asset value per share)*.......................         76                --                --
--------------------------------------------------- ------------------ ----------------- ----------------
  Sales charge for Class II Shares 1.00%
  of offering price (1.01% of net
  asset value per share)*..........................         --                --               .13
--------------------------------------------------- ------------------ ----------------- ----------------
 Offering Price....................................      $13.26               --             $12.63
--------------------------------------------------- ------------------ ----------------- ----------------

---------------------------------------------------------------------------------------------------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

----------------------------------------------------- ---------------------------------------------------
                                                             SUNAMERICA FOCUSED BALANCED STRATEGY
----------------------------------------------------- ---------------------------------------------------
                                                          CLASS A          CLASS B          CLASS II
----------------------------------------------------- ---------------- ----------------- ----------------
 Net Assets..........................................    $100,000          $100,000         $100,000
----------------------------------------------------- ---------------- ----------------- ----------------
 Number of Shares Outstanding........................      8,000            8,000             8,000
----------------------------------------------------- ---------------- ----------------- ----------------
 Net Asset Value Per Share (net assets
      divided by number of shares)...................     $12.50            $12.50           $12.50
----------------------------------------------------- ---------------- ----------------- ----------------
 Sales charge for Class A Shares 5.75 of offering
 price (6.10% of net asset value per share)*.........       .76               --                --
----------------------------------------------------- ---------------- ----------------- ----------------
 Sales charge for Class II Shares 1.00%
 of offering price (1.01% of net asset value
 per share)*.........................................        --               --               .13
----------------------------------------------------- ---------------- ----------------- ----------------
 Offering Price......................................     $13.26              --             $12.63
----------------------------------------------------- ---------------- ----------------- ----------------

---------------------------------------------------------------------------------------------------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

---------------------------------------------------- -------------------------------------------------------
                                                            SUNAMERICA FOCUSED MULTI-ASSET STRATEGY
---------------------------------------------------- -------------------------------------------------------
                                                        CLASS A          CLASS B            CLASS II
---------------------------------------------------- --------------- ---------------- ----------------------
 Net Assets.........................................    $100,000        $100,000            $100,000
---------------------------------------------------- --------------- ---------------- ----------------------
 Number of Shares Outstanding.......................     8,000            8,000               8,000
---------------------------------------------------- --------------- ---------------- ----------------------
 Net Asset Value Per Share (net assets
      divided by number of shares)..................     $12.50          $12.50              $12.50
---------------------------------------------------- --------------- ---------------- ----------------------
 Sales Charge for Class A Shares 5.75% of offering
  price (6.10% of net
  asset value per share)*...........................      .76               --                  --
---------------------------------------------------- --------------- ---------------- ----------------------
Sales charge for Class II Shares 1.00% of offering
price (1.01% of net asset value per share)*.........       --               --                 .13
---------------------------------------------------- --------------- ---------------- ----------------------
 Offering Price.....................................     $13.26             --               $12.63
---------------------------------------------------- --------------- ---------------- ----------------------

------------------------------------------------------------------------------------------------------------


* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

---------------------------------------------------- -------------------------------------------------------
                                                            SUNAMERICA FOCUSED FIXED INCOME STRATEGY
---------------------------------------------------- -------------------------------------------------------
                                                        CLASS A          CLASS B            CLASS II
---------------------------------------------------- --------------- ---------------- ----------------------
 Net Assets.........................................    $100,000        $100,000            $100,000
---------------------------------------------------- --------------- ---------------- ----------------------
 Number of Shares Outstanding.......................     8,000            8,000               8,000
---------------------------------------------------- --------------- ---------------- ----------------------
 Net Asset Value Per Share (net assets
      divided by number of shares)..................     $12.50          $12.50              $12.50
---------------------------------------------------- --------------- ---------------- ----------------------
 Sales Charge for Class A Shares 5.75% of offering
  price (6.10% of net
  asset value per share)*...........................      .76               --                  --
---------------------------------------------------- --------------- ---------------- ----------------------
Sales charge for Class II Shares 1.00% of offering
price (1.01% of net asset value per share)*.........       --               --                 .13
---------------------------------------------------- --------------- ---------------- ----------------------
 Offering Price.....................................     $13.26             --               $12.63
---------------------------------------------------- --------------- ---------------- ----------------------

------------------------------------------------------------------------------------------------------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

---------------------------------------------------- -------------------------------------------------------
                                                      SUNAMERICA FOCUSED FIXED INCOME AND EQUITY STRATEGY
---------------------------------------------------- -------------------------------------------------------
                                                        CLASS A          CLASS B            CLASS II
---------------------------------------------------- --------------- ---------------- ----------------------
 Net Assets.........................................    $100,000        $100,000            $100,000
---------------------------------------------------- --------------- ---------------- ----------------------
 Number of Shares Outstanding.......................     8,000            8,000               8,000
---------------------------------------------------- --------------- ---------------- ----------------------
 Net Asset Value Per Share (net assets
      divided by number of shares)..................     $12.50          $12.50              $12.50
---------------------------------------------------- --------------- ---------------- ----------------------
 Sales Charge for Class A Shares 5.75% of offering
  price (6.10% of net
  asset value per share)*...........................      .76               --                  --
---------------------------------------------------- --------------- ---------------- ----------------------
Sales charge for Class II Shares 1.00% of offering
price (1.01% of net
asset value per share)*.............................       --               --                 .13
---------------------------------------------------- --------------- ---------------- ----------------------
 Offering Price.....................................     $13.26             --               $12.63
---------------------------------------------------- --------------- ---------------- ----------------------

------------------------------------------------------------------------------------------------------------

* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.

       REPORTS TO SHAREHOLDERS. The Corporation sends audited annual and unaudited semi-annual reports to shareholders of the Strategy. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Corporation to confirm transactions in the account.

       CUSTODIAN AND TRANSFER AGENCY. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as Custodian and Transfer Agent for the Strategy and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Corporation. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street.

       INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected to serve as the Corporation's independent accountants and in that capacity examines the annual financial statements of the Corporation. The firm of Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, has been selected as legal counsel to the Corporation.

                              FINANCIAL STATEMENTS

       You may request a copy of the annual and semi-annual reports of the Strategies or Underlying Funds at no charge by calling (800) 858-8850 or writing the Strategy at SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

                                    APPENDIX

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

       DESCRIPTION OF MOODY'S CORPORATE RATINGS

              Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

              A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

              Baa Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

              Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



                                   Appendix-1

              Ca Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       NOTE: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

       The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

       Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

       Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

              --     Leading market positions in well established industries

              --     High rates of return on funds employed

              --     Conservative   capitalization   structures   with  moderate
                     reliance on debt and ample asset protection

              -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation

              -- Well established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



                                   Appendix-2

       Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

       Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

       If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

       Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

       A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

       The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

       The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

       The   ratings  are  based,   in  varying   degrees,   on  the   following
considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



                                   Appendix-3

              AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

              AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

              A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

              BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

                     Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

              BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

              B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

              CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

              CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.



                                   Appendix-4

              C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

              CI The rating CI is reserved for income bonds on which no interest is being paid.

              D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

       Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

              L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

              * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

              NO Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

       Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

       BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.



                                   Appendix-5

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

       A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

              A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

              A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

              A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

              A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

              B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

              C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

              D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

       The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.






                                   Appendix-6

                                     PART C

                                OTHER INFORMATION


Item 23:          Exhibits.

(a)       (i)     Articles of Incorporation, as Amended. Incorporated herein by reference to Exhibit 1(A) of the Registrant's Registration
                  Statement on Form N-1A (File No. 333-11283) filed on August
                  30, 1996.

         (ii) Articles Supplementary dated August 1, 1996. Incorporated herein by reference to Exhibit 1(B) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

         (iii) Articles of Amendment dated August 19, 1996. Incorporated herein by reference to Exhibit 1(C) of the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on August 30, 1996.

         (iv) Articles of Amendment dated November 13, 1996. Incorporated herein by reference to Exhibit 1(D) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

         (v) Articles Supplementary of Amendment dated September 23, 1997. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (vi) Articles Supplementary of Amendment dated April 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (vii) Articles Supplementary dated May 15, 1998. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (viii) Articles of Amendment dated March 29, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (ix) Articles of Amendment dated September 8, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (x) Articles Supplementary dated November 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (xi) Articles Supplementary dated May 22, 2000. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (xii) Articles Supplementary dated March 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

         (xiii) Articles of Amendment dated September 26, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to
                  Exhibit 1(M) of the Registrant's Registration Statement On Form N-14 (File no. 333-67844) filed on October 3, 2001.

         (xiv) Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Pre-Effective Amendment No. 1 to
                  Exhibit 1(N) of the Registrant's Registration Statement on Form N-14. (File no. 333-67844) filed on October 3, 2001.

         (xv) Articles Supplementary dated April 16, 2002. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.


         (xvi)    Articles Supplementary dated October 23, 2002. Filed herewith.



(b) By-Laws. Incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on August 30, 1996.

(c) Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.


(d)      (i)      Investment Advisory and Management Agreement. Filed herewith.


         (ii)     Subadvisory Agreement between SunAmerica Asset
                  Management Corp. ("SunAmerica") and American Century Investment Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

         (iii) Subadvisory Agreement between SunAmerica and Baron Capital Management, Inc. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on
                  Form N-1A (File No. 333-11283) filed on November 1, 2001.

         (iv) Subadvisory Agreement between SunAmerica and Berger Associates, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (v) Subadvisory Agreement between SunAmerica and Credit Suisse Asset Management, LLC (formerly known as Warburg Pincus Asset Management, Inc.). Incorporated herein by reference to Exhibit
                  (d)(xx)of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (vi) Subadvisory Agreement between SunAmerica and Deutsche Asset Management Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

         (vii) Subadvisory Agreement between SunAmerica and EQSF Advisers, Inc. Incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on October 29, 1999.

         (viii) Subadvisory Agreement between SunAmerica and Fred Alger Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2000.

         (ix) Subadvisory Agreement between SunAmerica and Harris Associates L.P. Incorporated herewith by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

         (x) Subadvisory Agreement between SunAmerica and Janus Capital Management LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xi) Subadvisory Agreement between SunAmerica and Jennison Associates LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xii) Subadvisory Agreement between SunAmerica and Dreman Value Management. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

         (xiii) Subadvisory Agreement between SunAmerica and Boston Partners Asset Management L.P. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A
                 (File No. 333-11283) filed on June 19, 2002.

         (xiii) Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit
                  (d)(xiii) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xiv) Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

         (xv) Subadvisory Agreement between SunAmerica and Morgan Stanley Investments L.P. Incorporated herein by reference to Exhibit d
                  (xiv) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xviii) Subadvisory Agreement between SunAmerica and Oberweis Asset Management. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

         (xx) Subadvisory Agreement between SunAmerica and State Street Research and Management Company ("State Street"). Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

         (xxi) Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. Incorporated herein by reference to Exhibit
                  (d)(xix) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xxii) Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit (xix) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A
                  (File No. 333-11283) filed on October 29, 1999.

         (xxiii) Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP. Incorporated herein by reference to Exhibit (xxi) of Post-Effective Amendment No.13 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 26, 1999.

         (xxiv) Subadvisory Agreement between SunAmerica and Van Wagoner Capital Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on April 28, 2000.

         (xxv) Subadvisory Agreement between SunAmerica and Dresdner RCM Global Investors LLC. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on April 28, 2000.


(e)      (i)      Distribution Agreement.  Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment
                  No. 13 to the Registrant's Registration Statement on Form
                  N-1A (File No. 333-11283) filed on February 26, 1999.

         (ii)     Form of Selling Agreement. Incorporated herewith by reference
     ` to the identical numbered Exhibit of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283 filed on January 30, 2002)

(f) Disinterested Trustees and Directors' Retirement Plan. Incorporated herein by reference to Exhibit 7 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 14, 1996.

(g) Custodian Agreement. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333- 11283) filed on November 14, 1996.

(h)       (i)     Service Agreement. Incorporated herein by reference to
                  Exhibit 9(a) of Pre-Effective Amendment No. 1 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  333-11283) filed on November 14, 1996. (File No. 333-11283)
                  filed on November 14, 1996.

         (ii) Transfer Agency Agreement. Incorporated herein by reference to Exhibit 9(b) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A


         (iii) Administrative and Shareholder Services Agreement. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

(i)      Opinion and Consent of Counsel. Filed herewith.


(j)      Consent of Independent Accountants. Filed herewith.



(k)      Not applicable.

(l)      Not applicable.


(m)      (i)      Distribution Plans. (Class B shares). Filed herewith.

         (ii)      Distribution Plans. (Class II shares). Filed herewith.

(n)      Not applicable.
(o)      (i)      Amended and Restated 18f-3 Plan. Incorporated herewith by
                  reference to the identical numbered Exhibit of Post Effective
                  Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on January 30, 2002.

         (ii) Power of Attorney. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

(p)      (i)      Code of Ethics for American Century Investment Management,
                  Inc. Incorporated herein by reference to Exhibit p (i) of Post-Effective Amendment No. 16 to American Century World
                  Mutual Funds, Inc.'s Registration Statement on Form N-1A
                  (File No. 33-39242) filed on March 10, 2000.

         (ii) Code of Ethics for Baron Capital Management, Inc. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

         (iii) Code of Ethics for Berger Associates, Inc. Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 8 to Berger Institutional Products Trust's Registration Statement on Form N-1A (File No. 033-6340; 811-07367) filed on April 28, 2000.

         (iv) Code of Ethics for Credit Suisse Asset Management, LLC Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 21 to Credit Suisse Institutional Fund, Inc.'s Registration Statement on Form N-1A (File No. 33-47880) filed on August 30, 2000.

        (v) Code of Ethics for Deutsche Asset Management, Inc. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

        (vi) Code of Ethics for EQSF Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2001.

        (vii) Code of Ethics for Fred Alger Management, Inc. Incorporated herein by reference to Exhibit p of Post-Effective Amendment No. 31 to the Alger Fund's Registration Statement on Form N-1A (File No. 33-4959; 811-01355) filed on July 21, 2000.

        (viii) Code of Ethics for Harris Associates. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration statement on Form N-1A (File No. 033-38953; 811-06279) filed on January 26, 2001.

        (ix) Code of Ethics for Janus Capital Management LLC. Incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 95 to Janus Investment Fund's Registration Statement on Form N-1A (File No. 2-34393; 811-01879) filed on September 13, 2000.

        (x) Code of Ethics for Jennison Associates, LLC. Incorporated herein by reference to Exhibit p(3) of Post-Effective Amendment No. 13 to Prudential Investment Portfolios Inc.'s Registration Statement on Form N-1A (File No. 33-61997; 811-7343) filed on September 29, 2000.

        (xii) Code of Ethics for Marsico Capital Management, LLC. Incorporated herein by reference to Exhibit p of Post-Effective Amendment No. 5 to Marsico Investment Fund's Registration Statement on Form N-1A (File No. 333-36975; 811-8397) filed on May 31, 2000.

        (xiii) Code of Ethics for Massachusetts Financial Services. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

        (xiv) Code of Ethics for Morgan Stanley Investments L.P. Incorporated herein by reference to Exhibit P of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 002-89729) filed on March 31, 2000.

        (xv) Code of Ethics for Oberweis Asset Management. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-9093) filed on April 27, 2001.

        (xvi) Code of Ethics for Perkins, Wolf, McDonnell & Company Inc. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

        (xvii) Code of Ethics for Dreman Value Management L.L.C. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

        (xviii) Code of Ethics for State Street Research and Management Company. Incorporated herewith by reference to the identically numbered Exhibit of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on November 1, 2001.

        (xix) Code of Ethics for T. Rowe Price Associates, Inc. Incorporated herein by reference to Exhibit p of Pre-Effective Amendment No. 1 to T. Rowe Price Developing Technologies Fund, Inc.'s Registration Statement on Form N-1A (File No. 333-40558; 811-10003) filed on August 25, 2000.

        (xx) Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p(2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust's Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.

        (xxi) Code of Ethics for Wellington Management Company, LLP. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

        (xxii) Code of Ethics for Van Wagoner Capital Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

        (xxiii) Code of Ethics for Dresdner RCM Global Investors LLC. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (file No. 333-11283) filed on February 28, 2001.

        (xxiv) Code of Ethics for Boston Partners Asset Management L.P. Incorporated herein by reference to the identically numbered Exhibit of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on June 19, 2002.

Item 24.         Persons Controlled by or Under Common Control with Registrant

         There are no persons controlled by or under common control with Registrant.

Item 25.          Indemnification

     5.01 Indemnification of Directors and Officers. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than a proceeding by or in the right of the Corporation in which such person shall have been adjudged to be liable to the Corporation), by reason of being or having been a director or officer of the Corporation, or serving or having served at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another entity in which the Corporation has an interest as a shareholder, creditor or otherwise (a "Covered Person"), against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable expenses (including attorney's fees) actually incurred by the Covered Person in connection with any such action, suit or proceeding, except (i) liability in connection with any proceeding in which it is determined that (A) the act or omission of the Covered Person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active and deliberate dishonesty, or (B) the Covered Person actually received an improper personal benefit in money, property or services, or (C) in the case of any criminal proceeding, the Covered Person had reasonable cause to believe that the act or omission was unlawful, and (ii) liability to the Corporation or its security holders to which the Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (any or all of the conduct referred to in clauses (i) and (ii) being hereinafter referred to as "Disabling Conduct").

     5.02 Procedure for Indemnification. Any indemnification under Section 5.01 shall (unless ordered by a court) be made by the Corporation only as authorized for a specific proceeding by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of the proceeding against the Covered Person for insufficiency of evidence of any Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, by a majority of a quorum of the directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding ("Disinterested Non-Party Directors"), or an independent legal counsel in a written opinion, that the Covered Person was not liable by reason of Disabling Conduct. The termination of any proceeding by judgment, order or settlement shall not create a presumption that the Covered Person did not meet the required standard of conduct; the termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, shall create a rebuttable presumption that the Covered Person did not meet the required standard of conduct. Any determination pursuant to this Section 5.02 shall not prevent recovery from any Covered Person of any amount paid to him in accordance with this By-Law as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to be liable by reason of Disabling Conduct.

     5.03 Advance Payment of Expenses. Reasonable expenses (including attorneys' fees) incurred by a Covered Person may be paid or reimbursed by the Corporation in advance of the final disposition of an action, suit or proceeding upon receipt by the Corporation of (i) a written affirmation by the Covered Person of his good faith belief that the standard of conduct necessary for indemnification under this By-Law has been met and (ii) a written undertaking by or on behalf of the Covered Person to repay the amount if it is ultimately determined that such standard of conduct has not been met, so long as either (A) the Covered Person has provided a security for his undertaking, (B) the Corporation is insured against losses arising by reason of any lawful advances, or (C) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     5.04 Exclusivity, Etc. The indemnification and advance of expenses provided by this By-Law shall not be deemed exclusive of any other rights to which a Covered Person seeking indemnification or advance or expenses may be entitled under any law (common or statutory), or any agreement, vote of stockholders or disinterested directors, or other provision that is consistent with law, both as to action in an official capacity and as to action in another capacity while holding office or while employed by or acting as agent for the Corporation, shall continue in respect of all events occurring while the Covered Person was a director or officer after such Covered Person has ceased to be a director or officer, and shall inure to the benefit of the estate, heirs, executors and administrators of such Covered Person. The Corporation shall not be liable for any payment under this By-Law in connection with a claim made by a director or officer to the extent such director or officer has otherwise actually received payment, under an insurance policy, agreement, vote or otherwise, of the amounts otherwise indemnifiable hereunder. All rights to indemnification and advance of expenses under the Charter and hereunder shall be deemed to be a contract between the Corporation and each director or officer of the Corporation who serves or served in such capacity at any time while this By-Law is in effect. Nothing herein shall prevent the amendment of this By-Law, provided that no such amendment shall diminish the rights of any Covered Person hereunder with respect to events occurring or claims made before its adoption or as to claims made after its adoption in respect of events occurring before its adoption. Any repeal or modification of this By-Law shall not in any way diminish any rights to indemnification or advance of expenses of a Covered Person or the obligations of the Corporation arising hereunder with respect to events occurring, or claims made, while this By-Law or any provision hereof is in force.

     5.05 Insurance. The Corporation may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such; provided, however, that the Corporation shall not purchase insurance to indemnify any Covered Person against liability for Disabling Conduct.

     5.06 Severability: Definitions. The invalidity or unenforceability of any provision of this Article V shall not affect the validity or enforceability of any other provision hereof. The phrase "this By-Law" in this Article V means this Article V in its entirety.

                  Section 8 of the Article of Incorporation provides as follows:

     (5) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws of the Corporation and as permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The right of indemnification provided hereunder shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     (6) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that this provision shall not be construed to protect any director or officer against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this provision shall adversely affect any right or protection provided hereunder that exists at the time of such amendment, modification or repeal.

Item 26.          Business and other Connections of Investment Adviser

         SunAmerica is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.



         American Century Investment Management, Inc.; Boston Partners Asset Management, L.P.; Baron Capital Management, Inc.; Berger Financial Group LLC; Credit Suisse Asset Management, LLC; Dreman Value Management, L.L.C.; Deutsche Asset Management, Inc.; EQSF Advisers, Inc.; Fred Alger Management, Inc.; Harris Associates L.P.; Janus Capital Management LLC; Jennison Associates LLC; Marsico Capital Management, LLC; Massachusetts Financial Services Company; Morgan Stanley Investments L.P.; Oberweis Asset Management; Perkins, Wolf, McDonnell & Company; State Street Research and Management Company; T. Rowe Price Associates, Inc.; and Wellington Management Company, LLP; the Advisers of certain of the Portfolios of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Advisers, and other required information:



                                                                       File No.

         American Century Investment Management, Inc.                  801-08174

         Baron Capital Management, Inc.                                801-18656
         Boston Partners Asset Management                              801-49059
         Berger Financial Group LLC                                    801-09451
         Credit Suisse Asset Management, LLC                           801-37170
         Deutsche Asset Management, Inc.                               801-27291
         Dreman Value Management, L.L.C.                               801-54255

         Dresdner RCM Global Investors LLC                             801-06709
         EQSF Advisers, Inc.                                           801-27792
         Fred Alger Management, Inc.                                   801-06709

         Harris Associates L.P.                                        801-50333

         Janus Capital Management LLC                                  801-13991
         Jennison Associates LLC                                       801-05608

         Massachusetts Financial Services Company                      801-17352
         Marsico Capital Management, LLC                               801-54914

         Morgan Stanley Investments, L.P.                              801-33490

         Oberweis Asset Management                                     801-35657
         Perkins, Wolf, McDonnell & Company                            801-19974

         State Street Research and Management Company                  801-18538

         T. Rowe Price Associates, Inc.                                801-00856
         Thornburg Investment Management, Inc.                         801-17853
         Wellington Management Company, LLP                            801-15908
         Van Wagoner Capital Management, Inc.                          801-50676




Item 27.          Principal Underwriters

         (a) The principal underwriter of the Registrant also acts as principal underwriter for:


                  Brazos Mutual Funds
                  SunAmerica Income Funds
                  SunAmerica Money Market Funds, Inc.
                  SunAmerica Equity Funds
                  SunAmerica Strategic Investment Series, Inc.
                  SunAmerica Senior Floating  Rate Fund, Inc.


         (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's Shares:


  Name and Principal         Position With                Position with
   Business Address          Underwriter                  the Registrant
  ------------------         -------------------------    ----------------------

Peter A. Harbeck             Director                     Director and President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

J. Steven Neamtz             President and Director       Vice President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

Robert M. Zakem              Executive Vice President,    Secretary
The SunAmerica Center        General Counsel
733 Third Avenue             and Director
New York, NY 10017-3204

         (c)      Not applicable.

Item 28.          Location of Accounts and Records

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its affiliate, National Financial Data Services, collectively, act as custodian, transfer agent and dividend paying agent. They maintain books, records and accounts pursuant to the instructions of the Fund.

         SunAmerica is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. SunAmerica also maintains records at 2929 Allen Parkway, Houston, Texas 77019.

         American Century Investment Management, Inc. is located at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

         Baron Capital Management, Inc. is located at 767 5th Avenue, 49th Floor, New York, New York 10153.

         Berger, LLC is located at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

         Boston Partners Asset Management L.P. is located at 28 State Street, Boston, Massachusetts.

         Credit Suisse Asset Management, LLC is located at 466 Lexington Avenue, New York, New York 10017-3147.

         Deutsche Asset Management, Inc. is located at 280 Park Avenue, New York, New York 10017.

         Dreman Value Management LLC is located at 700 Exchange Place, Jersey City, New Jersey.

         Dresdner RCM Global Investors LLC is located at Four Embarcadero Center San Francisco, California 94111.

         EQSF Advisers, Inc. is located at 767 Third Avenue, New York, New York 10017.

         Fred Alger Management, Inc. is located at 30 Montgomery Street, 11th Floor, Jersey City, New Jersey 07302.

         Harris Associates L.P. is located at Two North LaSalle Street, Suite 500, Chicago, Illinois 60602.

         Janus Capital Management LLC is located at 100 Fillmore Street, Denver, Colorado 80206-4923.

         Jennison Associates LLC is located at 466 Lexington Avenue, New York, New York 10017.

         Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, Colorado 80202.

         Massachusetts Financial Services Company is located at 500 Boylston Street, Boston, Massachusetts 02116.

         Morgan Stanley Investments L.P. is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428.

         Oberweis Asset Management is located at 951 Icecream Drive, Suite 200, North Aurora, Illinois, 60542

         Perkins, Wolf, McDonnell & Company is located at 53 West Jackson Boulevard, Suite 818, Chicago, Illinois 60604.

         State Street Research and Management Company is located at 1 Financial Center, Boston, Massachusetts 02111-2690.

         Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico 87501.

         T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

         Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts 02109.

         Van Wagoner Capital Management, Inc. is located at 345 California Street, San Francisco, California 94104.

Each of the Advisers maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.          Management Services

         Not applicable.

Item 30.          Undertakings


         Not applicable.

                                   SIGNATURES



     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on the 28th day of October, 2002.




                                        SUNAMERICA STYLE SELECT SERIES, INC.
                                        (Registrant)

                                    By:              *
                                          -------------------------
                                          Peter A. Harbeck
                                          President and Director



     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated.



       SIGNATURES                        TITLE                       DATE
       ----------                        -----                       ----

         *                     President and Director
---------------------------    (Principal Executive Officer)         October 28, 2002
Peter A. Harbeck


         *                     Treasurer (Principal Financial
---------------------------    and Accounting Officer)               October 28, 2002
Donna M. Handel


         *                     Director
---------------------------                                          October 28, 2002
S. James Coppersmith


         *                     Director
---------------------------                                          October 28, 2002
Samuel M. Eisenstat


         *                     Director
---------------------------                                          October 28, 2002
Stephen J. Gutman


         *                     Director
---------------------------                                          October 28, 2002
Sebastiano Sterpa


         *                     Director
---------------------------                                          October 28, 2002
William F. Devin


         *                     Director
---------------------------                                          October 28, 2002
Dr. Judith L. Craven



*By: /s/ PETER E. PISAPIA
     -----------------------------------                             October 28, 2002
     Peter E. Pisapia, Attorney-in-Fact


                                 Exhibit Index


Exhibit No.
-----------


       (a)(xvi)  Articles Supplementary dated October 23, 2002

       (d)(i)    Investment Advisory and Management Agreement

       (i)       Opinion and Consent of Counsel

       (j)       Consent of Independent Accountants

       (m)(i)    Distribution Plans (Class B Shares)

       (ii)      Distribution Plans (Class II Shares)